Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
COMMON STOCKS† - 33.4%
Financial - 7.9%
Pershing Square Tontine Holdings Ltd. — Class A*,1	329,700	$ 6,531,357
Colicity, Inc. — Class A*,1	205,002	1,992,619
MSD Acquisition Corp. — Class A*,1	156,387	1,516,954
SVB Financial Group*,2	1,052	637,512
Signature Bank[2]	1,847	637,012
Invesco Ltd.	28,023	595,209
Discover Financial Services[2]	4,801	592,635
Blue Whale Acquisition Corp. I — Class A*,1	60,285	584,162
Mastercard, Inc. — Class A2	1,576	568,652
TPG Pace Beneficial II Corp.*,1	58,285	567,696
Lincoln National Corp.[2]	8,376	564,710
Franklin Resources, Inc.[2]	18,927	562,700
Ameriprise Financial, Inc.[2]	1,857	556,710
RXR Acquisition Corp. — Class A*,1	57,060	554,053
Acropolis Infrastructure Acquisition Corp. — Class A*,1	56,005	541,008
T. Rowe Price Group, Inc.[2]	3,474	502,201
BlackRock, Inc. — Class A2	653	485,760
Waverley Capital Acquisition Corp. 1 - Class A*,1	36,971	355,291
M&T Bank Corp.[2]	1,814	330,565
People's United Financial, Inc.[2]	15,656	330,028
American Express Co.[2]	1,653	321,575
Allstate Corp.[2]	2,557	312,874
Comerica, Inc.[2]	3,267	311,966
American International Group, Inc.[2]	5,078	310,977
Raymond James Financial, Inc.[2]	2,830	310,310
Zions Bancorp North America[2]	4,369	309,718
Ventas, Inc. REIT[2]	5,710	308,340
W R Berkley Corp.[2]	3,412	308,104
Berkshire Hathaway, Inc. — Class B*,2	958	307,949
Progressive Corp.[2]	2,905	307,727
MetLife, Inc.[2]	4,555	307,690
Travelers Companies, Inc.[2]	1,790	307,576
Citizens Financial Group, Inc.[2]	5,827	305,451
Everest Re Group Ltd.	1,023	305,079
Host Hotels & Resorts, Inc. REIT[2]	16,607	303,410
Globe Life, Inc.[2]	3,005	303,385
Colicity, Inc.*,1	30,787	303,252
Assurant, Inc.[2]	1,782	302,423
Fifth Third Bancorp[2]	6,311	301,918
KeyCorp[2]	12,003	300,915
Regions Financial Corp.[2]	12,424	300,537
Loews Corp.[2]	4,837	296,702
Boston Properties, Inc. REIT[2]	2,420	295,990
Chubb Ltd.	1,442	293,649
Wells Fargo & Co.[2]	5,502	293,642
Aflac, Inc.[2]	4,775	291,705
Cincinnati Financial Corp.[2]	2,373	291,381
Truist Financial Corp.[2]	4,650	289,323
Charles Schwab Corp.[2]	3,418	288,684
Prudential Financial, Inc.[2]	2,580	288,083
CME Group, Inc. — Class A2	1,209	285,965
Vornado Realty Trust REIT[2]	6,569	284,306
Kimco Realty Corp. REIT[2]	12,029	283,042
Public Storage REIT[2]	794	281,886
Hartford Financial Services Group, Inc.[2]	4,053	281,602
Capital One Financial Corp.[2]	1,836	281,404
Huntington Bancshares, Inc.[2]	18,086	280,695
Iron Mountain, Inc. REIT[2]	5,704	280,523
Visa, Inc. — Class A2	1,294	279,659
Welltower, Inc. REIT[2]	3,339	278,105
Brown & Brown, Inc.[2]	4,109	277,809
Aon plc — Class A	940	274,612
Bank of America Corp.[2]	6,203	274,173
PNC Financial Services Group, Inc.[2]	1,370	272,973
Realty Income Corp. REIT[2]	4,126	272,687
Equity Residential REIT[2]	3,180	271,254
Principal Financial Group, Inc.[2]	3,836	270,975
U.S. Bancorp[2]	4,781	270,318
Citigroup, Inc.[2]	4,549	269,437
AvalonBay Communities, Inc. REIT[2]	1,128	269,130
Weyerhaeuser Co. REIT[2]	6,901	268,311
Northern Trust Corp.[2]	2,334	265,843
Willis Towers Watson plc	1,181	262,536
Intercontinental Exchange, Inc.[2]	2,038	261,109
Mid-America Apartment Communities, Inc. REIT[2]	1,276	261,082
UDR, Inc. REIT[2]	4,731	259,590
Bank of New York Mellon Corp.[2]	4,868	258,734
CBRE Group, Inc. — Class A*,2	2,663	257,912
Arthur J Gallagher & Co.[2]	1,628	257,533
Morgan Stanley[2]	2,806	254,616
Healthpeak Properties, Inc. REIT[2]	8,173	253,853
Essex Property Trust, Inc. REIT[2]	799	253,419
Prologis, Inc. REIT[2]	1,736	253,196
State Street Corp.[2]	2,953	251,980
Marsh & McLennan Companies, Inc.[2]	1,608	249,899
Simon Property Group, Inc. REIT[2]	1,812	249,259
Federal Realty Investment Trust REIT[2]	2,119	249,152
Extra Space Storage, Inc. REIT[2]	1,323	248,922
Regency Centers Corp. REIT[2]	3,769	248,339
Synchrony Financial[2]	5,769	246,798
Alexandria Real Estate Equities, Inc. REIT[2]	1,303	246,788
Equinix, Inc. REIT[2]	346	245,567
Cboe Global Markets, Inc.[2]	2,091	245,253
JPMorgan Chase & Co.[2]	1,728	245,030
Goldman Sachs Group, Inc.[2]	706	240,951
Crown Castle International Corp. REIT[2]	1,429	238,057
Duke Realty Corp. REIT[2]	4,484	237,652
SBA Communications Corp. REIT[2]	769	233,307
American Tower Corp. — Class A REIT[2]	1,013	229,819
Nasdaq, Inc.[2]	1,342	229,683
First Republic Bank[2]	1,323	229,223
Digital Realty Trust, Inc. REIT[2]	1,653	223,023
RXR Acquisition Corp.*,1	18,682	182,150

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Financial - 7.9% (continued)
Acropolis Infrastructure Acquisition Corp.*,1	12,313	$ 120,667
TPG, Inc.*	3,400	104,516
Waverley Capital Acquisition Corp. 1*,1	10,153	99,652
EastGroup Properties, Inc. REIT	460	87,750
MSD Acquisition Corp.*,1	8,720	86,590
STAG Industrial, Inc. REIT	2,005	78,115
SouthState Corp.	797	71,730
First Financial Bankshares, Inc.	1,481	70,970
Glacier Bancorp, Inc.	1,257	69,638
Cadence Bank	2,144	67,793
Valley National Bancorp	4,566	63,787
Old National Bancorp	3,346	61,165
Houlihan Lokey, Inc.	583	59,967
Terreno Realty Corp. REIT	838	57,646
Blue Whale Acquisition Corp. I*,1	5,903	57,436
Blackstone Mortgage Trust, Inc. — Class A REIT	1,793	56,982
Selective Insurance Group, Inc.	677	56,320
Hancock Whitney Corp.	986	54,901
United Bankshares, Inc.	1,499	54,893
Essent Group Ltd.	1,239	54,739
Kite Realty Group Trust REIT	2,474	54,255
Ryman Hospitality Properties, Inc. REIT*	613	54,011
National Storage Affiliates Trust REIT	926	53,958
Kinsale Capital Group, Inc.	245	51,391
Agree Realty Corp. REIT	795	50,999
UMB Financial Corp.	500	50,930
Innovative Industrial Properties, Inc. REIT	270	50,884
ServisFirst Bancshares, Inc.	569	49,719
LXP Industrial Trust REIT	3,206	49,565
Radian Group, Inc.	2,062	49,282
RLI Corp.	457	46,385
United Community Banks, Inc.	1,193	46,121
Walker & Dunlop, Inc.	333	46,071
BankUnited, Inc.	1,020	45,084
Independent Bank Corp.	523	44,983
Community Bank System, Inc.	611	44,566
Healthcare Realty Trust, Inc. REIT	1,701	44,362
Outfront Media, Inc. REIT	1,659	44,295
Investors Bancorp, Inc.	2,608	43,658
Apple Hospitality REIT, Inc.	2,444	43,234
Eastern Bankshares, Inc.	1,958	42,802
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	875	41,423
Associated Banc-Corp.	1,698	41,414
PotlatchDeltic Corp. REIT	754	41,395
Pacific Premier Bancorp, Inc.	1,069	41,381
Enstar Group Ltd.*	145	41,329
Physicians Realty Trust REIT	2,520	40,975
Home BancShares, Inc.	1,739	40,710
First Interstate BancSystem, Inc. — Class A	996	40,438
DigitalBridge Group, Inc. REIT*	5,531	40,100
Silvergate Capital Corp. — Class A*	313	40,089
Cathay General Bancorp	847	39,834
Texas Capital Bancshares, Inc.*	593	39,494
Broadstone Net Lease, Inc. REIT	1,808	39,161
Trupanion, Inc.*	436	39,079
WSFS Financial Corp.	756	38,427
Ameris Bancorp	759	37,571
Macerich Co. REIT	2,438	37,301
Simmons First National Corp. — Class A	1,294	36,905
Axos Financial, Inc.*	667	36,512
PS Business Parks, Inc. REIT	229	36,477
American Equity Investment Life Holding Co.	967	36,446
Equity Commonwealth REIT*	1,371	36,427
CVB Financial Corp.	1,510	35,606
Cushman & Wakefield plc*	1,621	35,532
Atlantic Union Bankshares Corp.	862	35,023
Sabra Health Care REIT, Inc.	2,596	34,864
Essential Properties Realty Trust, Inc. REIT	1,377	34,811
Federated Hermes, Inc. — Class B	1,063	34,728
Corporate Office Properties Trust REIT	1,320	34,597
Pebblebrook Hotel Trust REIT	1,519	34,193
CNO Financial Group, Inc.	1,409	34,056
Focus Financial Partners, Inc. — Class A*	679	33,977
Independent Bank Group, Inc.	440	33,946
Moelis & Co. — Class A	697	33,602
Columbia Banking System, Inc.	915	33,516
Fulton Financial Corp.	1,858	33,481
Chimera Investment Corp. REIT	2,686	32,689
First BanCorp	2,314	32,674
Navient Corp.	1,812	31,909
SITE Centers Corp. REIT	2,025	31,489
Hamilton Lane, Inc. — Class A	398	31,084
Independence Realty Trust, Inc. REIT	1,229	31,057
Newmark Group, Inc. — Class A	1,744	30,834
Piper Sandler Cos.	204	30,194
Kennedy-Wilson Holdings, Inc.	1,357	30,044
Uniti Group, Inc. REIT	2,273	29,481
Arbor Realty Trust, Inc. REIT	1,636	29,448
First Merchants Corp.	648	28,344
Flagstar Bancorp, Inc.	609	27,758
Triumph Bancorp, Inc.*	275	27,588
National Health Investors, Inc. REIT	511	27,241
RLJ Lodging Trust REIT	1,933	27,043
International Bancshares Corp.	628	27,010
Sunstone Hotel Investors, Inc. REIT*	2,544	26,916
Washington Federal, Inc.	744	26,472
Brandywine Realty Trust REIT	1,983	26,433
Artisan Partners Asset Management, Inc. — Class A	684	26,067
First Financial Bancorp	1,060	26,055
Redfin Corp.*	1,189	25,718
WesBanco, Inc.	702	25,651
Retail Opportunity Investments Corp. REIT	1,389	25,224
Banner Corp.	405	24,952
Xenia Hotels & Resorts, Inc. REIT*	1,332	24,695

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Financial - 7.9% (continued)
Piedmont Office Realty Trust, Inc. — Class A REIT	1,449	$ 24,691
Urban Edge Properties REIT	1,353	24,652
TowneBank	785	24,476
Realogy Holdings Corp.*	1,346	24,470
Paramount Group, Inc. REIT	2,182	24,417
Sandy Spring Bancorp, Inc.	513	24,157
Genworth Financial, Inc. — Class A*	5,925	24,055
Cohen & Steers, Inc.	291	23,647
Renasant Corp.	646	23,585
Live Oak Bancshares, Inc.	368	23,534
Four Corners Property Trust, Inc. REIT	889	23,452
Heartland Financial USA, Inc.	471	23,371
DiamondRock Hospitality Co. REIT*	2,444	23,340
Washington Real Estate Investment Trust	990	23,126
McGrath RentCorp	282	22,921
Trustmark Corp.	727	22,893
Lakeland Financial Corp.	285	22,860
NMI Holdings, Inc. — Class A*	981	22,700
Veritex Holdings, Inc.	556	22,590
Park National Corp.	168	22,522
Bank of NT Butterfield & Son Ltd.	586	22,502
Hope Bancorp, Inc.	1,324	22,455
Eagle Bancorp, Inc.	370	22,170
PRA Group, Inc.*	496	22,136
NexPoint Residential Trust, Inc. REIT	260	22,092
Encore Capital Group, Inc.*	334	22,041
Hilltop Holdings, Inc.	708	21,891
Seacoast Banking Corporation of Florida	597	21,880
Acadia Realty Trust REIT	1,015	21,762
Customers Bancorp, Inc.*	349	21,481
Apollo Commercial Real Estate Finance, Inc. REIT	1,640	21,402
American Assets Trust, Inc. REIT	584	21,351
LendingClub Corp.*	1,143	21,237
Stewart Information Services Corp.	312	21,179
Provident Financial Services, Inc.	887	21,049
St. Joe Co.	389	21,018
MFA Financial, Inc. REIT	5,174	21,006
PennyMac Financial Services, Inc.	358	20,675
Easterly Government Properties, Inc. REIT	985	20,508
Enterprise Financial Services Corp.	414	20,468
Virtus Investment Partners, Inc.	85	20,453
Meta Financial Group, Inc.	367	20,328
Horace Mann Educators Corp.	488	20,296
Northwest Bancshares, Inc.	1,430	20,134
Tanger Factory Outlet Centers, Inc. REIT	1,196	19,949
Two Harbors Investment Corp. REIT	3,911	19,790
CareTrust REIT, Inc.	1,128	19,740
eXp World Holdings, Inc.	733	19,600
Flywire Corp.*	716	19,375
iStar, Inc. REIT	768	19,292
Alexander & Baldwin, Inc. REIT	847	18,998
NBT Bancorp, Inc.	493	18,916
Palomar Holdings, Inc.*	287	18,491
Westamerica BanCorp	304	18,033
First Commonwealth Financial Corp.	1,115	18,007
Goosehead Insurance, Inc. — Class A	207	18,005
First Bancorp	401	17,997
PJT Partners, Inc. — Class A	281	17,933
Bancorp, Inc.*	611	17,902
PennyMac Mortgage Investment Trust REIT	1,145	17,862
Berkshire Hills Bancorp, Inc.	572	17,789
Veris Residential, Inc. REIT*	1,026	17,339
FB Financial Corp.	389	17,287
Enova International, Inc.*	424	17,287
Industrial Logistics Properties Trust REIT	759	16,979
Global Net Lease, Inc. REIT	1,186	16,853
OFG Bancorp	594	16,739
BGC Partners, Inc. — Class A	3,624	16,598
Capitol Federal Financial, Inc.	1,519	16,587
Service Properties Trust REIT	1,918	16,552
LendingTree, Inc.*	136	16,457
American National Group, Inc.	87	16,446
StepStone Group, Inc. — Class A	473	16,333
First Busey Corp.	594	16,305
Brightsphere Investment Group, Inc.	678	16,184
Nelnet, Inc. — Class A	198	15,949
Empire State Realty Trust, Inc. — Class A REIT	1,671	15,808
BancFirst Corp.	201	15,704
Argo Group International Holdings Ltd.	370	15,603
OceanFirst Financial Corp.	691	15,465
Centerspace REIT	164	15,414
LTC Properties, Inc. REIT	455	15,393
Brookline Bancorp, Inc.	897	15,375
National Bank Holdings Corp. — Class A	345	15,311
Preferred Apartment Communities, Inc. — Class A REIT	603	15,232
BRP Group, Inc. — Class A*	547	15,190
Southside Bancshares, Inc.	364	15,175
ProAssurance Corp.	628	15,135
Stock Yards Bancorp, Inc.	281	15,025
StoneX Group, Inc.*	196	14,788
Safehold, Inc. REIT	236	14,481
ConnectOne Bancorp, Inc.	436	14,388
City Holding Co.	178	14,181
Safety Insurance Group, Inc.	169	14,101
S&T Bancorp, Inc.	453	14,084
B. Riley Financial, Inc.	236	14,054
Office Properties Income Trust REIT	560	14,028
TriCo Bancshares	322	13,975
Marcus & Millichap, Inc.	277	13,775
Dime Community Bancshares, Inc.	404	13,732

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Financial - 7.9% (continued)
Redwood Trust, Inc. REIT	1,321	$ 13,725
Nicolet Bankshares, Inc.*	142	13,527
Premier Financial Corp.	432	13,249
Farmer Mac — Class C	107	13,236
Tompkins Financial Corp.	165	13,052
Broadmark Realty Capital, Inc. REIT	1,501	12,999
Employers Holdings, Inc.	333	12,940
Getty Realty Corp. REIT	466	12,838
Preferred Bank/Los Angeles CA	161	12,635
Banc of California, Inc.	640	12,576
Apartment Investment and Management Co. — Class A REIT*	1,741	12,431
First Foundation, Inc.	464	12,375
RPT Realty REIT	952	12,328
HomeStreet, Inc.	236	12,145
Summit Hotel Properties, Inc. REIT*	1,212	11,987
Origin Bancorp, Inc.	259	11,961
Community Healthcare Trust, Inc. REIT	276	11,509
German American Bancorp, Inc.	289	11,496
UMH Properties, Inc. REIT	496	11,438
James River Group Holdings Ltd.	428	11,385
Metropolitan Bank Holding Corp.*	111	11,350
Blucora, Inc.*	568	11,303
TriState Capital Holdings, Inc.*	338	11,222
Global Medical REIT, Inc.	700	10,990
Heritage Financial Corp.	415	10,881
Washington Trust Bancorp, Inc.	200	10,854
Ellington Financial, Inc. REIT	612	10,814
Gladstone Land Corp. REIT	356	10,641
AMERISAFE, Inc.	224	10,550
Armada Hoffler Properties, Inc. REIT	706	10,364
Kearny Financial Corp.	780	10,304
Lakeland Bancorp, Inc.	571	10,301
NETSTREIT Corp. REIT	464	10,273
Amerant Bancorp, Inc.	316	10,254
Ready Capital Corp. REIT	679	10,083
Horizon Bancorp, Inc.	501	10,060
QCR Holdings, Inc.	180	10,055
World Acceptance Corp.*	51	10,020
Necessity Retail REIT, Inc.	1,411	9,933
Univest Financial Corp.	338	9,795
Columbia Financial, Inc.*	459	9,749
Cowen, Inc. — Class A	328	9,725
1st Source Corp.	198	9,561
Allegiance Bancshares, Inc.	223	9,556
Central Pacific Financial Corp.	323	9,428
Hanmi Financial Corp.	357	9,325
Peoples Bancorp, Inc.	296	9,259
Plymouth Industrial REIT, Inc.	355	9,258
Gladstone Commercial Corp. REIT	426	9,027
WisdomTree Investments, Inc.	1,574	8,862
Radius Global Infrastructure, Inc. — Class A*	689	8,861
BrightSpire Capital, Inc. REIT	987	8,745
KKR Real Estate Finance Trust, Inc. REIT	402	8,631
City Office REIT, Inc.	499	8,593
CrossFirst Bankshares, Inc.*	545	8,573
Universal Health Realty Income Trust REIT	150	8,567
HarborOne Bancorp, Inc.	579	8,563
MBIA, Inc.*	560	8,540
First Bancshares, Inc.	237	8,368
TPG RE Finance Trust, Inc. REIT	702	8,312
Northfield Bancorp, Inc.	527	8,274
ARMOUR Residential REIT, Inc.	1,012	8,228
Camden National Corp.	172	8,179
Heritage Commerce Corp.	683	8,121
Flushing Financial Corp.	345	8,104
Peapack-Gladstone Financial Corp.	212	7,997
Diversified Healthcare Trust REIT	2,773	7,986
Byline Bancorp, Inc.	291	7,936
Invesco Mortgage Capital, Inc. REIT	3,569	7,780
First Mid Bancshares, Inc.	194	7,774
Community Trust Bancorp, Inc.	182	7,695
Chatham Lodging Trust REIT*	559	7,686
SiriusPoint Ltd.*	1,035	7,649
Great Southern Bancorp, Inc.	124	7,616
TrustCo Bank Corporation NY	221	7,552
Ares Commercial Real Estate Corp. REIT	511	7,486
Midland States Bancorp, Inc.	254	7,457
Atlantic Capital Bancshares, Inc.*	230	7,438
CorePoint Lodging, Inc. REIT*	460	7,346
Granite Point Mortgage Trust, Inc. REIT	640	7,181
Phillips Edison & Company, Inc. REIT	219	7,078
Cambridge Bancorp	80	7,052
Franklin Street Properties Corp. REIT	1,206	6,971
Ambac Financial Group, Inc.*	532	6,826
United Fire Group, Inc.	246	6,792
Diamond Hill Investment Group, Inc.	35	6,786
Mercantile Bank Corp.	182	6,710
Bank of Marin Bancorp	187	6,605
I3 Verticals, Inc. — Class A*	250	6,600
Urstadt Biddle Properties, Inc. — Class A REIT	348	6,553
CBTX, Inc.	215	6,463
RE/MAX Holdings, Inc. — Class A	216	6,402
National Western Life Group, Inc. — Class A	30	6,400
Saul Centers, Inc. REIT	138	6,352
Alexander's, Inc. REIT	25	6,336
Douglas Elliman, Inc.*	840	6,330
First Financial Corp.	136	6,325
Dynex Capital, Inc. REIT	410	6,302
Farmers National Banc Corp.	361	6,220
Whitestone REIT — Class B	523	6,161
Hingham Institution For Savings The	17	6,117

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Financial - 7.9% (continued)
International Money Express, Inc.*	374	$ 6,006
Business First Bancshares, Inc.	224	5,867
Financial Institutions, Inc.	183	5,845
First of Long Island Corp.	267	5,813
First Community Bankshares, Inc.	198	5,807
Independent Bank Corp.	241	5,736
Arrow Financial Corp.	161	5,530
Bank First Corp.	78	5,494
One Liberty Properties, Inc. REIT	188	5,463
West BanCorp, Inc.	188	5,433
Franklin BSP Realty Trust, Inc. REIT	409	5,399
Metrocity Bankshares, Inc.	222	5,397
HomeTrust Bancshares, Inc.	178	5,354
First Internet Bancorp	109	5,328
Coastal Financial Corp.*	111	5,284
RMR Group, Inc. — Class A	178	5,187
Capstar Financial Holdings, Inc.	239	5,115
MidWestOne Financial Group, Inc.	169	5,102
Orchid Island Capital, Inc. REIT	1,545	5,083
Alerus Financial Corp.	176	5,060
Republic Bancorp, Inc. — Class A	110	5,047
GCM Grosvenor, Inc. — Class A	505	5,045
AssetMark Financial Holdings, Inc.*	213	5,003
Merchants Bancorp	172	4,979
Bar Harbor Bankshares	173	4,974
Equity Bancshares, Inc. — Class A	158	4,969
Southern First Bancshares, Inc.*	87	4,964
Waterstone Financial, Inc.	253	4,944
CNB Financial Corp.	188	4,916
Southern Missouri Bancorp, Inc.	90	4,822
American National Bankshares, Inc.	124	4,786
Regional Management Corp.	93	4,774
Oppenheimer Holdings, Inc. — Class A	108	4,665
Old Second Bancorp, Inc.	324	4,611
Mid Penn Bancorp, Inc.	163	4,562
Blue Foundry Bancorp*	328	4,556
FRP Holdings, Inc.*	78	4,519
MVB Financial Corp.	117	4,507
Citizens & Northern Corp.	181	4,483
Seritage Growth Properties REIT*	436	4,443
eHealth, Inc.*	285	4,429
Capital City Bank Group, Inc.	157	4,407
Sierra Bancorp	164	4,402
CatchMark Timber Trust, Inc. — Class A REIT	572	4,382
Enterprise Bancorp, Inc.	108	4,351
Five Star Bancorp	142	4,318
Spirit of Texas Bancshares, Inc.	150	4,280
CTO Realty Growth, Inc. REIT	68	4,263
SmartFinancial, Inc.	162	4,227
Civista Bancshares, Inc.	173	4,220
Bridgewater Bancshares, Inc.*	246	4,140
HCI Group, Inc.	66	4,109
Primis Financial Corp.	282	4,033
Oportun Financial Corp.*	244	3,987
RBB Bancorp	164	3,956
Peoples Financial Services Corp.	82	3,919
Farmland Partners, Inc. REIT	334	3,898
Braemar Hotels & Resorts, Inc. REIT*	649	3,868
Universal Insurance Holdings, Inc.	317	3,665
Summit Financial Group, Inc.	133	3,627
First Bancorp, Inc.	121	3,606
Enact Holdings, Inc.	168	3,494
Home Bancorp, Inc.	89	3,490
Hersha Hospitality Trust REIT*	377	3,480
Tiptree, Inc. — Class A	271	3,466
EZCORP, Inc. — Class A*	576	3,450
South Plains Financial, Inc.	124	3,431
Atlanticus Holdings Corp.*	62	3,303
Curo Group Holdings Corp.	246	3,289
Sculptor Capital Management, Inc.	256	3,279
Blue Ridge Bankshares, Inc.	203	3,258
Guaranty Bancshares, Inc.	93	3,252
Northrim BanCorp, Inc.	71	3,180
Orrstown Financial Services, Inc.	127	3,101
Greenhill & Company, Inc.	168	2,970
Provident Bancorp, Inc.	179	2,928
BRT Apartments Corp. REIT	133	2,927
PCSB Financial Corp.	157	2,925
Great Ajax Corp. REIT	253	2,882
Investors Title Co.	15	2,873
Macatawa Bank Corp.	307	2,818
AFC Gamma, Inc. REIT	141	2,785
Amalgamated Financial Corp.	159	2,730
Ocwen Financial Corp.*	95	2,720
Red River Bancshares, Inc.	53	2,714
Republic First Bancorp, Inc.*	522	2,709
FS Bancorp, Inc.	83	2,658
First Bank/Hamilton NJ	182	2,652
Postal Realty Trust, Inc. — Class A REIT	144	2,513
Citizens, Inc.*	583	2,478
Legacy Housing Corp.*	94	2,394
Donegal Group, Inc. — Class A	173	2,363
Luther Burbank Corp.	182	2,355
Fidelity D&D Bancorp, Inc.	47	2,319
Capital Bancorp, Inc.	91	2,258
HBT Financial, Inc.	116	2,220
Greenlight Capital Re Ltd. — Class A*	307	2,207
Maiden Holdings Ltd.*	812	1,981
Pzena Investment Management, Inc. — Class A	197	1,818
NI Holdings, Inc.*	100	1,793
Ashford Hospitality Trust, Inc. REIT*	199	1,713
Heritage Insurance Holdings, Inc.	302	1,685
Crawford & Co. — Class A	190	1,465
Trean Insurance Group, Inc.*	206	1,463
Pioneer Bancorp, Inc.*	136	1,436
MetroMile, Inc.*	1,095	1,402
Angel Oak Mortgage, Inc. REIT	85	1,380
Clipper Realty, Inc. REIT	143	1,361

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Financial - 7.9% (continued)
Finance of America Companies, Inc. — Class A*	410	$ 1,328
GAMCO Investors, Inc. — Class A	61	1,313
Velocity Financial, Inc.*	100	1,279
Stronghold Digital Mining, Inc. — Class A*	84	1,059
Third Coast Bancshares, Inc.*	40	931
Fathom Holdings, Inc.*	70	898
United Insurance Holdings Corp.	238	871
Associated Capital Group, Inc. — Class A	20	783
Retail Value, Inc. REIT	204	632
Rafael Holdings, Inc. — Class B*	114	359
Home Point Capital, Inc.	85	281
Total Financial		49,577,285
Consumer, Non-cyclical - 6.2%
Align Technology, Inc.*,2	1,139	582,553
Quanta Services, Inc.[2]	5,317	579,234
Intuitive Surgical, Inc.*,2	1,963	569,918
United Rentals, Inc.*,2	1,764	567,338
Bio-Techne Corp.[2]	1,350	566,203
IDEXX Laboratories, Inc.*,2	1,007	536,076
PayPal Holdings, Inc.*,2	4,566	511,072
Illumina, Inc.*,2	1,524	497,738
Dexcom, Inc.*,2	1,176	486,758
S&P Global, Inc.[2]	1,173	440,810
Organon & Co.[2]	9,610	358,741
Archer-Daniels-Midland Co.[2]	4,353	341,493
Bristol-Myers Squibb Co.[2]	4,900	336,483
Sysco Corp.[2]	3,749	326,538
McKesson Corp.[2]	1,185	325,828
AbbVie, Inc.[2]	2,201	325,242
Lamb Weston Holdings, Inc.[2]	4,841	321,588
AmerisourceBergen Corp. — Class A2	2,243	319,695
Kraft Heinz Co.[2]	8,087	317,172
Henry Schein, Inc.*,2	3,649	315,201
Altria Group, Inc.[2]	6,125	314,151
Molson Coors Beverage Co. — Class B2	5,974	311,723
Philip Morris International, Inc.[2]	3,067	309,982
Universal Health Services, Inc. — Class B2	2,151	309,593
Cardinal Health, Inc.[2]	5,696	307,641
Becton Dickinson and Co.[2]	1,127	305,733
Cigna Corp.[2]	1,285	305,547
Coca-Cola Co.[2]	4,907	305,412
Vertex Pharmaceuticals, Inc.*,2	1,327	305,237
Tyson Foods, Inc. — Class A2	3,284	304,295
Robert Half International, Inc.[2]	2,521	303,251
Conagra Brands, Inc.[2]	8,609	301,057
Corteva, Inc.[2]	5,758	299,589
Hershey Co.[2]	1,481	299,547
Amgen, Inc.[2]	1,310	296,689
Boston Scientific Corp.*,2	6,708	296,292
DaVita, Inc.*,2	2,610	294,330
Global Payments, Inc.[2]	2,195	292,769
Merck & Company, Inc.[2]	3,803	291,234
Centene Corp.*,2	3,520	290,822
Mondelez International, Inc. — Class A2	4,436	290,469
McCormick & Company, Inc.[2]	3,051	290,364
Baxter International, Inc.[2]	3,416	290,258
FleetCor Technologies, Inc.*,2	1,239	290,174
Kroger Co.[2]	6,192	289,786
Anthem, Inc.[2]	641	289,636
CVS Health Corp.[2]	2,794	289,598
Teleflex, Inc.[2]	859	288,890
STERIS plc	1,202	288,480
Incyte Corp.*,2	4,223	288,431
Campbell Soup Co.[2]	6,400	287,808
General Mills, Inc.[2]	4,265	287,589
Hormel Foods Corp.[2]	6,004	286,031
HCA Healthcare, Inc.[2]	1,134	283,852
Eli Lilly & Co.[2]	1,131	282,693
Cooper Companies, Inc.[2]	691	282,633
Church & Dwight Company, Inc.[2]	2,887	282,493
Rollins, Inc.[2]	8,655	282,413
Zimmer Biomet Holdings, Inc.[2]	2,218	282,107
Kellogg Co.[2]	4,410	281,975
Dentsply Sirona, Inc.[2]	5,183	280,608
ABIOMED, Inc.*,2	902	280,287
J M Smucker Co.[2]	2,078	280,010
Stryker Corp.[2]	1,061	279,414
Procter & Gamble Co.[2]	1,777	277,017
Johnson & Johnson[2]	1,669	274,667
UnitedHealth Group, Inc.[2]	577	274,577
MarketAxess Holdings, Inc.[2]	716	273,104
PepsiCo, Inc.[2]	1,634	267,551
Colgate-Palmolive Co.[2]	3,475	267,401
PerkinElmer, Inc.[2]	1,471	264,206
Kimberly-Clark Corp.[2]	2,030	264,205
Hologic, Inc.*,2	3,695	262,973
ResMed, Inc.[2]	1,057	260,815
Monster Beverage Corp.*,2	3,084	260,290
Humana, Inc.[2]	599	260,158
Laboratory Corporation of America Holdings*,2	958	259,867
Medtronic plc	2,456	257,855
Waters Corp.*,2	810	256,551
Regeneron Pharmaceuticals, Inc.*,2	412	254,764
Edwards Lifesciences Corp.*,2	2,267	254,743
Constellation Brands, Inc. — Class A2	1,174	253,138
Brown-Forman Corp. — Class B2	3,875	252,766
Biogen, Inc.*,2	1,187	250,469
Abbott Laboratories[2]	2,055	247,874
West Pharmaceutical Services, Inc.[2]	640	247,731
Pfizer, Inc.[2]	5,233	245,637
Gartner, Inc.*,2	858	240,600
Viatris, Inc.[2]	21,746	239,423
Clorox Co.[2]	1,639	238,950
Danaher Corp.[2]	870	238,737
Automatic Data Processing, Inc.[2]	1,167	238,581
Gilead Sciences, Inc.[2]	3,931	237,432
IQVIA Holdings, Inc.*,2	1,022	235,183
Thermo Fisher Scientific, Inc.[2]	430	233,920
Nielsen Holdings plc	13,355	232,644
Bio-Rad Laboratories, Inc. — Class A*,2	370	231,605
Zoetis, Inc.[2]	1,193	231,024
Catalent, Inc.*,2	2,258	230,406
Avery Dennison Corp.[2]	1,299	228,884
Quest Diagnostics, Inc.[2]	1,725	226,441

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Estee Lauder Companies, Inc. — Class A2	764	$ 226,396
Cintas Corp.[2]	602	225,943
Charles River Laboratories International, Inc.*,2	772	224,776
Moody's Corp.[2]	694	223,489
Verisk Analytics, Inc. — Class A2	1,218	216,000
Equifax, Inc.[2]	936	204,366
Moderna, Inc.*,2	1,074	164,966
Tenet Healthcare Corp.*	1,211	104,134
Performance Food Group Co.*	1,728	96,837
Avis Budget Group, Inc.*	480	88,051
Intellia Therapeutics, Inc.*	795	78,586
Biohaven Pharmaceutical Holding Company Ltd.*	635	75,381
Inspire Medical Systems, Inc.*	307	74,926
Shockwave Medical, Inc.*	385	68,234
Arena Pharmaceuticals, Inc.*	704	66,859
Omnicell, Inc.*	503	65,028
ASGN, Inc.*	582	64,480
AMN Healthcare Services, Inc.*	538	57,103
Helen of Troy Ltd.*	275	56,559
Halozyme Therapeutics, Inc.*	1,582	56,114
Arrowhead Pharmaceuticals, Inc.*	1,156	50,864
Medpace Holdings, Inc.*	331	50,633
Ensign Group, Inc.	599	50,340
HealthEquity, Inc.*	933	50,111
Triton International Ltd.	762	50,048
API Group Corp.*	2,316	49,956
CONMED Corp.	331	48,379
LivaNova plc*	610	48,080
LHC Group, Inc.*	348	47,387
Option Care Health, Inc.*	1,807	46,440
Intra-Cellular Therapies, Inc.*	826	45,826
Beam Therapeutics, Inc.*	582	45,600
Alkermes plc*	1,829	45,469
Herc Holdings, Inc.	285	45,349
Neogen Corp.*	1,228	43,840
iRhythm Technologies, Inc.*	336	43,435
STAAR Surgical Co.*	542	42,991
Sanderson Farms, Inc.	232	41,433
Korn Ferry	616	40,816
TriNet Group, Inc.*	463	40,425
Blueprint Medicines Corp.*	667	40,387
Celsius Holdings, Inc.*	615	39,292
Simply Good Foods Co.*	971	38,481
Brink's Co.	549	38,463
Merit Medical Systems, Inc.*	585	38,043
R1 RCM, Inc.*	1,388	37,740
Lantheus Holdings, Inc.*	787	37,634
Lancaster Colony Corp.	222	37,343
Insperity, Inc.	415	37,329
Sprouts Farmers Market, Inc.*	1,288	36,682
AtriCure, Inc.*	523	36,322
Alarm.com Holdings, Inc.*	539	35,482
ABM Industries, Inc.	787	35,281
Inari Medical, Inc.*	397	34,928
Prestige Consumer Healthcare, Inc.*	585	34,825
Arvinas, Inc.*	535	34,673
Apellis Pharmaceuticals, Inc.*	815	34,662
ACADIA Pharmaceuticals, Inc.*	1,364	34,659
BioCryst Pharmaceuticals, Inc.*	2,077	34,499
Haemonetics Corp.*	590	34,049
Pacira BioSciences, Inc.*	510	34,012
Hostess Brands, Inc.*	1,571	33,839
Denali Therapeutics, Inc.*	1,037	33,765
LiveRamp Holdings, Inc.*	772	33,320
WD-40 Co.	156	33,055
NuVasive, Inc.*	605	32,743
Cytokinetics, Inc.*	926	32,706
Integer Holdings Corp.*	384	32,206
Insmed, Inc.*	1,344	32,122
Fate Therapeutics, Inc.*	925	31,959
Axonics, Inc.*	535	30,367
Twist Bioscience Corp.*	539	30,152
Patterson Companies, Inc.	1,001	29,930
Select Medical Holdings Corp.	1,260	29,169
Glaukos Corp.*	525	29,038
Progyny, Inc.*	737	29,008
Nevro Corp.*	404	28,967
EVERTEC, Inc.	708	28,575
PTC Therapeutics, Inc.*	812	28,517
J & J Snack Foods Corp.	172	28,160
NeoGenomics, Inc.*	1,293	27,683
Marathon Digital Holdings, Inc.*	1,089	27,606
Karuna Therapeutics, Inc.*	259	27,195
Graham Holdings Co. — Class B	45	27,051
Coca-Cola Consolidated, Inc.	54	26,834
Primo Water Corp.	1,838	26,725
Pacific Biosciences of California, Inc.*	2,217	26,427
John Wiley & Sons, Inc. — Class A	504	25,356
Corcept Therapeutics, Inc.*	1,130	25,188
Amicus Therapeutics, Inc.*	3,073	25,014
Invitae Corp.*	2,284	24,644
Medifast, Inc.	132	24,552
Ortho Clinical Diagnostics Holdings plc*	1,369	24,218
TreeHouse Foods, Inc.*	608	23,864
Emergent BioSolutions, Inc.*	572	23,669
PROG Holdings, Inc.*	745	22,827
CareDx, Inc.*	591	22,683
Edgewell Personal Care Co.	635	22,657
Vericel Corp.*	543	22,377
B&G Foods, Inc.	749	22,170
Myriad Genetics, Inc.*	906	22,088
Veracyte, Inc.*	788	21,906
Rent-A-Center, Inc.	770	21,876
CBIZ, Inc.*	560	21,790
Covetrus, Inc.*	1,209	21,424
Global Blood Therapeutics, Inc.*	704	21,261
IVERIC bio, Inc.*	1,307	20,964
Zentalis Pharmaceuticals, Inc.*	419	20,904
MEDNAX, Inc.*	890	20,888
Central Garden & Pet Co. — Class A*	473	20,831
Xencor, Inc.*	661	20,696
Cal-Maine Foods, Inc.*	464	20,541
Surgery Partners, Inc.*	386	20,176
Avanos Medical, Inc.*	562	19,889
Textainer Group Holdings Ltd.	560	19,886
Beauty Health Co.*	1,019	19,748
Arcus Biosciences, Inc.*	529	19,679
Agios Pharmaceuticals, Inc.*	626	19,487
Inter Parfums, Inc.	209	19,412

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Non-cyclical - 6.2% (continued)
SpringWorks Therapeutics, Inc.*	341	$ 19,297
Relay Therapeutics, Inc.*	795	19,167
ChemoCentryx, Inc.*	631	19,145
ICF International, Inc.	216	19,142
Cassava Sciences, Inc.*	447	19,002
Vector Group Ltd.	1,679	18,822
NanoString Technologies, Inc.*	530	18,794
Travere Therapeutics, Inc.*	681	18,564
Supernus Pharmaceuticals, Inc.*	574	18,339
Ironwood Pharmaceuticals, Inc. — Class A*	1,697	18,260
Monro, Inc.	388	18,112
Green Dot Corp. — Class A*	625	17,906
Kforce, Inc.	237	17,818
Ligand Pharmaceuticals, Inc. — Class B*	176	17,815
Repay Holdings Corp.*	1,012	17,477
Riot Blockchain, Inc.*	1,011	17,420
Vir Biotechnology, Inc.*	685	17,255
Zogenix, Inc.*	655	17,200
ModivCare, Inc.*	145	17,110
Turning Point Therapeutics, Inc.*	537	17,001
Coursera, Inc.*	830	16,874
Strategic Education, Inc.	285	16,821
Andersons, Inc.	368	16,781
CorVel Corp.*	103	16,383
Multiplan Corp.*	4,328	16,273
Heska Corp.*	114	16,188
Celldex Therapeutics, Inc.*	537	16,056
Kymera Therapeutics, Inc.*	401	15,944
Enanta Pharmaceuticals, Inc.*	225	15,845
Stride, Inc.*	471	15,816
Dynavax Technologies Corp.*	1,260	15,448
Universal Corp.	283	15,313
Addus HomeCare Corp.*	180	15,307
Deluxe Corp.	492	15,306
Community Health Systems, Inc.*	1,452	15,261
Fulgent Genetics, Inc.*	241	15,014
Brookdale Senior Living, Inc. — Class A*	2,163	14,881
elf Beauty, Inc.*	563	14,880
Prometheus Biosciences, Inc.*	341	14,847
TG Therapeutics, Inc.*	1,498	14,785
Silk Road Medical, Inc.*	396	14,703
OPKO Health, Inc.*	4,669	14,614
AdaptHealth Corp.*	837	14,589
Avid Bioservices, Inc.*	706	14,459
Recursion Pharmaceuticals, Inc. — Class A*	1,310	14,344
Prothena Corporation plc*	411	14,221
FibroGen, Inc.*	1,006	14,154
Tivity Health, Inc.*	514	14,022
US Physical Therapy, Inc.	149	13,704
Editas Medicine, Inc.*	799	13,679
Ingles Markets, Inc. — Class A	164	13,484
Evo Payments, Inc. — Class A*	554	13,357
Krystal Biotech, Inc.*	210	13,345
MGP Ingredients, Inc.	166	13,215
REVOLUTION Medicines, Inc.*	694	13,130
RadNet, Inc.*	531	13,100
ImmunoGen, Inc.*	2,311	13,034
Huron Consulting Group, Inc.*	261	12,875
Protagonist Therapeutics, Inc.*	523	12,698
Atara Biotherapeutics, Inc.*	988	12,696
Meridian Bioscience, Inc.*	498	12,599
Cimpress plc*	200	12,598
Laureate Education, Inc. — Class A	1,160	12,574
Madrigal Pharmaceuticals, Inc.*	134	12,442
Cerevel Therapeutics Holdings, Inc.*	468	12,388
Quanterix Corp.*	361	12,180
REGENXBIO, Inc.*	461	12,083
National Beverage Corp.	274	12,059
USANA Health Sciences, Inc.*	137	12,057
Chefs' Warehouse, Inc.*	367	12,056
Adtalem Global Education, Inc.*	579	12,032
Amphastar Pharmaceuticals, Inc.*	432	11,971
BellRing Brands, Inc. — Class A*	465	11,890
Weis Markets, Inc.	192	11,841
Kura Oncology, Inc.*	742	11,776
SpartanNash Co.	418	11,763
Cerus Corp.*	1,965	11,535
Atrion Corp.	16	11,447
MoneyGram International, Inc.*	1,046	11,234
Revance Therapeutics, Inc.*	820	11,127
TrueBlue, Inc.*	409	11,125
Natus Medical, Inc.*	394	10,961
Vaxcyte, Inc.*	472	10,936
Alector, Inc.*	682	10,803
Castle Biosciences, Inc.*	249	10,779
Varex Imaging Corp.*	448	10,591
Intersect ENT, Inc.*	389	10,581
Accolade, Inc.*	588	10,572
Reata Pharmaceuticals, Inc. — Class A*	321	10,510
LeMaitre Vascular, Inc.	221	10,491
Crinetics Pharmaceuticals, Inc.*	524	10,490
Harmony Biosciences Holdings, Inc.*	261	10,430
Utz Brands, Inc.	671	10,233
AngioDynamics, Inc.*	432	10,165
Fresh Del Monte Produce, Inc.	392	10,145
C4 Therapeutics, Inc.*	451	10,116
First Advantage Corp.*	626	10,110
Keros Therapeutics, Inc.*	182	9,773
Innoviva, Inc.*	507	9,739
Cardiovascular Systems, Inc.*	459	9,667
Heidrick & Struggles International, Inc.	226	9,662
Morphic Holding, Inc.*	242	9,646
National Healthcare Corp.	147	9,558
Bridgebio Pharma, Inc.*	1,212	9,454
ACCO Brands Corp.	1,089	9,365
Nuvation Bio, Inc.*	1,807	9,143
Axsome Therapeutics, Inc.*	325	9,136
Alphatec Holdings, Inc.*	826	9,103
Senseonics Holdings, Inc.*	5,050	9,090
OrthoPediatrics Corp.*	162	9,080
American Well Corp. — Class A*	2,140	9,052
Arlo Technologies, Inc.*	971	9,011
Quanex Building Products Corp.	391	8,938
Aclaris Therapeutics, Inc.*	596	8,880
Catalyst Pharmaceuticals, Inc.*	1,135	8,853

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Coherus Biosciences, Inc.*	749	$ 8,831
2U, Inc.*	838	8,799
Kelly Services, Inc. — Class A	411	8,721
Carriage Services, Inc. — Class A	177	8,710
Karyopharm Therapeutics, Inc.*	841	8,688
Artivion, Inc.*	444	8,680
Perdoceo Education Corp.*	822	8,606
Sorrento Therapeutics, Inc.*	3,395	8,589
Calavo Growers, Inc.	200	8,538
iTeos Therapeutics, Inc.*	236	8,527
Rocket Pharmaceuticals, Inc.*	476	8,478
SI-BONE, Inc.*	380	8,383
Anavex Life Sciences Corp.*	762	8,352
Endo International plc*	2,678	8,329
Apria, Inc.*	223	8,327
Viad Corp.*	237	8,281
John B Sanfilippo & Son, Inc.	104	8,270
Syndax Pharmaceuticals, Inc.*	525	8,185
Sangamo Therapeutics, Inc.*	1,387	8,114
SP Plus Corp.*	270	8,060
Pulmonx Corp.*	305	8,009
Duckhorn Portfolio, Inc.*	408	8,005
Collegium Pharmaceutical, Inc.*	411	8,002
Aaron's Company, Inc.	379	7,955
Inogen, Inc.*	228	7,955
Cutera, Inc.*	206	7,902
Inovio Pharmaceuticals, Inc.*	2,416	7,828
Vivint Smart Home, Inc.*	1,071	7,701
Butterfly Network, Inc.*	1,491	7,679
Heron Therapeutics, Inc.*	1,079	7,661
Ocugen, Inc.*	2,158	7,596
MaxCyte, Inc.*	1,091	7,593
MannKind Corp.*	2,885	7,559
Orthofix Medical, Inc.*	221	7,510
Avidity Biosciences, Inc.*	440	7,462
Seer, Inc.*	486	7,446
CRA International, Inc.	83	7,373
Treace Medical Concepts, Inc.*	342	7,367
Allogene Therapeutics, Inc.*	795	7,274
Vanda Pharmaceuticals, Inc.*	640	7,270
Bionano Genomics, Inc.*	3,316	7,096
Vaxart, Inc.*	1,396	7,092
Surmodics, Inc.*	158	7,091
Theravance Biopharma, Inc.*	701	7,059
Inhibrx, Inc.*	326	7,009
AnaptysBio, Inc.*	225	6,878
Forrester Research, Inc.*	132	6,855
Antares Pharma, Inc.*	1,950	6,825
Franklin Covey Co.*	146	6,731
ViewRay, Inc.*	1,617	6,727
Agenus, Inc.*	2,491	6,726
Tattooed Chef, Inc.*	552	6,701
Joint Corp.*	162	6,642
Instil Bio, Inc.*	614	6,588
Cass Information Systems, Inc.	166	6,570
Albireo Pharma, Inc.*	197	6,568
Gossamer Bio, Inc.*	727	6,565
MacroGenics, Inc.*	702	6,564
MiMedx Group, Inc.*	1,298	6,555
OraSure Technologies, Inc.*	836	6,521
Sana Biotechnology, Inc.*	1,009	6,518
Transcat, Inc.*	83	6,512
Seres Therapeutics, Inc.*	813	6,504
National Research Corp. — Class A	163	6,484
BrightView Holdings, Inc.*	479	6,471
Eagle Pharmaceuticals, Inc.*	136	6,445
Paya Holdings, Inc.*	974	6,282
WW International, Inc.*	615	6,267
PetIQ, Inc.*	314	6,230
Vectrus, Inc.*	135	6,188
Tootsie Roll Industries, Inc.	182	6,142
Resources Connection, Inc.	369	6,125
BioDelivery Sciences International, Inc.*	1,088	6,071
Verve Therapeutics, Inc.*	185	6,040
Affimed N.V.*	1,356	5,980
Hackett Group, Inc.	287	5,947
Kezar Life Sciences, Inc.*	400	5,940
Arcturus Therapeutics Holdings, Inc.*	247	5,921
Nurix Therapeutics, Inc.*	366	5,918
Arcutis Biotherapeutics, Inc.*	323	5,749
Turning Point Brands, Inc.	170	5,698
Chinook Therapeutics, Inc.*	444	5,665
Mission Produce, Inc.*	433	5,620
Scholar Rock Holding Corp.*	323	5,620
TransMedics Group, Inc.*	303	5,612
Ennis, Inc.	298	5,596
Honest Company, Inc.*	967	5,589
Replimune Group, Inc.*	347	5,566
Anika Therapeutics, Inc.*	169	5,493
NGM Biopharmaceuticals, Inc.*	368	5,468
ImmunityBio, Inc.*	798	5,458
Central Garden & Pet Co.*	115	5,444
Cara Therapeutics, Inc.*	519	5,382
Akero Therapeutics, Inc.*	300	5,319
Amneal Pharmaceuticals, Inc.*	1,165	5,277
Barrett Business Services, Inc.	87	5,233
Edgewise Therapeutics, Inc.*	440	5,188
LifeStance Health Group, Inc.*	542	5,111
Phibro Animal Health Corp. — Class A	239	5,091
Omeros Corp.*	705	5,076
Ideaya Biosciences, Inc.*	383	5,056
Rigel Pharmaceuticals, Inc.*	1,996	5,010
Ocular Therapeutix, Inc.*	896	5,000
MeiraGTx Holdings plc*	348	4,987
RAPT Therapeutics, Inc.*	249	4,980
Praxis Precision Medicines, Inc.*	379	4,965
Mind Medicine MindMed, Inc.*	4,066	4,961
Agiliti, Inc.*	275	4,953
Pennant Group, Inc.*	300	4,875
G1 Therapeutics, Inc.*	458	4,859
PMV Pharmaceuticals, Inc.*	306	4,847
Chimerix, Inc.*	853	4,811
Atea Pharmaceuticals, Inc.*	755	4,787
Bluebird Bio, Inc.*	789	4,766
SeaSpine Holdings Corp.*	371	4,701
Intercept Pharmaceuticals, Inc.*	328	4,677
ANI Pharmaceuticals, Inc.*	124	4,644
Tactile Systems Technology, Inc.*	224	4,561
Radius Health, Inc.*	547	4,551
Sutro Biopharma, Inc.*	507	4,522
Inotiv, Inc.*	168	4,440
Personalis, Inc.*	421	4,421

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Akebia Therapeutics, Inc.*	2,038	$ 4,402
22nd Century Group, Inc.*	1,881	4,401
Bioventus, Inc. — Class A*	338	4,394
Berkeley Lights, Inc.*	567	4,349
Stoke Therapeutics, Inc.*	223	4,348
4D Molecular Therapeutics, Inc.*	317	4,343
Cullinan Oncology, Inc.*	302	4,331
Phathom Pharmaceuticals, Inc.*	237	4,297
Custom Truck One Source, Inc.*	540	4,244
Veru, Inc.*	753	4,209
Willdan Group, Inc.*	130	4,199
Axogen, Inc.*	446	4,166
Whole Earth Brands, Inc.*	437	4,147
Tejon Ranch Co.*	244	4,143
Aerie Pharmaceuticals, Inc.*	495	4,109
Design Therapeutics, Inc.*	302	4,098
KalVista Pharmaceuticals, Inc.*	255	4,093
Vital Farms, Inc.*	287	4,090
Provention Bio, Inc.*	648	4,063
Vapotherm, Inc.*	266	4,041
Rhythm Pharmaceuticals, Inc.*	515	3,924
Forma Therapeutics Holdings, Inc.*	397	3,914
2seventy bio, Inc.*	263	3,903
Geron Corp.*	3,523	3,840
Krispy Kreme, Inc.	257	3,832
Relmada Therapeutics, Inc.*	183	3,753
Accuray, Inc.*	1,081	3,751
ALX Oncology Holdings, Inc.*	207	3,751
European Wax Center, Inc. — Class A*	150	3,731
Y-mAbs Therapeutics, Inc.*	408	3,717
Apyx Medical Corp.*	364	3,684
Seneca Foods Corp. — Class A*	74	3,681
Bioxcel Therapeutics, Inc.*	201	3,680
iRadimed Corp.	74	3,678
Mersana Therapeutics, Inc.*	836	3,670
Oramed Pharmaceuticals, Inc.*	354	3,646
DermTech, Inc.*	284	3,632
Utah Medical Products, Inc.	40	3,600
Deciphera Pharmaceuticals, Inc.*	460	3,547
Kiniksa Pharmaceuticals Ltd. — Class A*	341	3,492
Evolus, Inc.*	381	3,486
Athira Pharma, Inc.*	377	3,453
Fulcrum Therapeutics, Inc.*	312	3,432
Altimmune, Inc.*	463	3,431
SIGA Technologies, Inc.*	571	3,426
Kronos Bio, Inc.*	454	3,419
Curis, Inc.*	1,012	3,390
Kodiak Sciences, Inc.*	391	3,378
Marinus Pharmaceuticals, Inc.*	432	3,378
Organogenesis Holdings, Inc.*	446	3,318
VBI Vaccines, Inc.*	2,176	3,242
Adicet Bio, Inc.*	244	3,191
VistaGen Therapeutics, Inc.*	2,267	3,174
BioLife Solutions, Inc.*	135	3,172
AppHarvest, Inc.*	815	3,113
Allovir, Inc.*	345	3,105
Dyne Therapeutics, Inc.*	351	3,008
Arbutus Biopharma Corp.*	939	3,005
Erasca, Inc.*	242	3,001
DICE Therapeutics, Inc.*	158	2,921
CytomX Therapeutics, Inc.*	758	2,903
Jounce Therapeutics, Inc.*	385	2,872
ORIC Pharmaceuticals, Inc.*	369	2,863
Alta Equipment Group, Inc.*	221	2,787
MEI Pharma, Inc.*	1,267	2,737
Icosavax, Inc.*	156	2,718
Spero Therapeutics, Inc.*	283	2,717
Clovis Oncology, Inc.*	1,318	2,715
Imago Biosciences, Inc.*	114	2,685
Rubius Therapeutics, Inc.*	537	2,680
Stereotaxis, Inc.*	580	2,680
Janux Therapeutics, Inc.*	155	2,678
Viking Therapeutics, Inc.*	799	2,677
Limoneira Co.	183	2,672
HF Foods Group, Inc.*	423	2,644
Generation Bio Co.*	512	2,621
Avita Medical, Inc.*	284	2,613
Immunovant, Inc.*	468	2,611
Vera Therapeutics, Inc.*	112	2,600
Cymabay Therapeutics, Inc.*	810	2,576
Cogent Biosciences, Inc.*	434	2,574
Cytek Biosciences, Inc.*	188	2,564
Immunic, Inc.*	219	2,551
ShotSpotter, Inc.*	99	2,542
Pliant Therapeutics, Inc.*	281	2,521
Precigen, Inc.*	1,108	2,493
Gritstone bio, Inc.*	486	2,479
Harvard Bioscience, Inc.*	459	2,479
Precision BioSciences, Inc.*	579	2,461
EyePoint Pharmaceuticals, Inc.*	247	2,458
Nature's Sunshine Products, Inc.	139	2,437
InfuSystem Holdings, Inc.*	212	2,436
CEL-SCI Corp.*	420	2,428
Aveanna Healthcare Holdings, Inc.*	461	2,420
Verastem, Inc.*	2,014	2,417
Alaunos Therapeutics, Inc.*	2,449	2,414
Kinnate Biopharma, Inc.*	301	2,342
Caribou Biosciences, Inc.*	230	2,295
Aldeyra Therapeutics, Inc.*	567	2,291
Allakos, Inc.*	408	2,281
Village Super Market, Inc. — Class A	99	2,255
Foghorn Therapeutics, Inc.*	229	2,201
Acacia Research Corp.*	573	2,195
CorMedix, Inc.*	443	2,162
Werewolf Therapeutics, Inc.*	300	2,148
Athersys, Inc.*	2,393	2,147
Asensus Surgical, Inc.*	2,734	2,105
SOC Telemed, Inc.*	710	2,087
Cue Biopharma, Inc.*	359	2,082
Lineage Cell Therapeutics, Inc.*	1,465	2,066
PROCEPT BioRobotics Corp.*	82	2,048
Citius Pharmaceuticals, Inc.*	1,327	2,044
Vor BioPharma, Inc.*	222	2,005
KemPharm, Inc.*	337	1,998
Lyell Immunopharma, Inc.*	276	1,998
Monte Rosa Therapeutics, Inc.*	137	1,965
Selecta Biosciences, Inc.*	1,061	1,963
Paratek Pharmaceuticals, Inc.*	557	1,961
ClearPoint Neuro, Inc.*	223	1,951

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Century Therapeutics, Inc.*	138	$ 1,946
Ikena Oncology, Inc.*	315	1,925
Nathan's Famous, Inc.	33	1,919
Applied Molecular Transport, Inc.*	292	1,918
Tenaya Therapeutics, Inc.*	163	1,901
Sientra, Inc.*	671	1,899
Nuvalent, Inc. — Class A*	125	1,869
CytoSorbents Corp.*	482	1,865
Natural Grocers by Vitamin Cottage, Inc.	108	1,833
Annexon, Inc.*	364	1,767
Day One Biopharmaceuticals, Inc.*	129	1,762
XBiotech, Inc.	178	1,755
Durect Corp.*	2,643	1,753
Graphite Bio, Inc.*	190	1,748
Tarsus Pharmaceuticals, Inc.*	99	1,745
Homology Medicines, Inc.*	490	1,710
Outlook Therapeutics, Inc.*	1,041	1,697
Talaris Therapeutics, Inc.*	242	1,696
Akoya Biosciences, Inc.*	153	1,695
Paragon 28, Inc.*	103	1,679
Atossa Therapeutics, Inc.*	1,367	1,668
Taysha Gene Therapies, Inc.*	260	1,656
Adagio Therapeutics, Inc.*	247	1,652
Lexicon Pharmaceuticals, Inc.*	796	1,648
Eargo, Inc.*	342	1,645
Tyra Biosciences, Inc.*	138	1,635
Viemed Healthcare, Inc.*	414	1,590
Biomea Fusion, Inc.*	246	1,577
Zynex, Inc.	250	1,572
IGM Biosciences, Inc.*	94	1,568
Epizyme, Inc.*	1,049	1,563
Shattuck Labs, Inc.*	311	1,555
XOMA Corp.*	70	1,535
Remitly Global, Inc.*	139	1,522
Absci Corp.*	162	1,518
ChromaDex Corp.*	548	1,496
Eiger BioPharmaceuticals, Inc.*	374	1,496
Akouos, Inc.*	280	1,495
Nkarta, Inc.*	165	1,495
Sesen Bio, Inc.*	2,311	1,466
Surface Oncology, Inc.*	407	1,465
Vita Coco Company, Inc.*	125	1,449
Passage Bio, Inc.*	433	1,438
9 Meters Biopharma, Inc.*	2,610	1,424
SQZ Biotechnologies Co.*	266	1,402
Ventyx Biosciences, Inc.*	119	1,391
Alpha Teknova, Inc.*	81	1,377
Olema Pharmaceuticals, Inc.*	294	1,376
Cue Health, Inc.*	166	1,373
UroGen Pharma Ltd.*	228	1,368
Fortress Biotech, Inc.*	846	1,362
Adverum Biotechnologies, Inc.*	1,015	1,360
Theseus Pharmaceuticals, Inc.*	131	1,323
Aeglea BioTherapeutics, Inc.*	472	1,307
RxSight, Inc.*	97	1,302
Spectrum Pharmaceuticals, Inc.*	1,905	1,295
Oyster Point Pharma, Inc.*	130	1,295
PAVmed, Inc.*	840	1,285
Quotient Ltd.*	917	1,284
Verrica Pharmaceuticals, Inc.*	153	1,282
Entrada Therapeutics, Inc.*	104	1,262
Esperion Therapeutics, Inc.*	308	1,260
WaVe Life Sciences Ltd.*	503	1,235
Poseida Therapeutics, Inc.*	336	1,226
Seelos Therapeutics, Inc.*	1,148	1,217
Cardiff Oncology, Inc.*	445	1,197
Rent the Runway, Inc. — Class A*	195	1,184
BioAtla, Inc.*	181	1,173
Viracta Therapeutics, Inc.*	424	1,158
Aerovate Therapeutics, Inc.*	118	1,154
Celcuity, Inc.*	113	1,141
Ampio Pharmaceuticals, Inc.*	2,277	1,138
Singular Genomics Systems, Inc.*	138	1,136
Humanigen, Inc.*	555	1,127
Infinity Pharmaceuticals, Inc.*	1,023	1,125
Alpine Immune Sciences, Inc.*	136	1,121
Prelude Therapeutics, Inc.*	126	1,113
Aura Biosciences, Inc.*	62	1,110
Evelo Biosciences, Inc.*	355	1,109
HireQuest, Inc.	59	1,107
Magenta Therapeutics, Inc.*	350	1,102
Accelerate Diagnostics, Inc.*	385	1,093
TherapeuticsMD, Inc.*	4,556	1,090
Rain Therapeutics, Inc.*	181	1,082
Frequency Therapeutics, Inc.*	374	1,062
Neoleukin Therapeutics, Inc.*	411	1,060
Innovage Holding Corp.*	214	1,055
Silverback Therapeutics, Inc.*	240	1,032
Oncocyte Corp.*	703	1,026
Omega Therapeutics, Inc.*	86	1,021
AirSculpt Technologies, Inc.*	75	1,016
Molecular Templates, Inc.*	432	1,015
Cortexyme, Inc.*	233	1,014
Emerald Holding, Inc.*	280	1,002
Mirum Pharmaceuticals, Inc.*	42	995
Neuronetics, Inc.*	298	995
Xilio Therapeutics, Inc.*	84	990
StoneMor, Inc.*	376	978
AquaBounty Technologies, Inc.*	613	975
Inozyme Pharma, Inc.*	168	969
TCR2 Therapeutics, Inc.*	356	965
Retractable Technologies, Inc.*	203	962
Vincerx Pharma, Inc.*	187	948
Oncternal Therapeutics, Inc.*	517	946
Bolt Biotherapeutics, Inc.*	267	932
Tonix Pharmaceuticals Holding Corp.*	5,038	932
Codex DNA, Inc.*	91	928
Aspira Women's Health, Inc.*	849	925
Rallybio Corp.*	84	923
Exagen, Inc.*	121	920
Greenwich Lifesciences, Inc.*	47	916
Harpoon Therapeutics, Inc.*	219	898
Sensei Biotherapeutics, Inc.*	244	881
Codiak Biosciences, Inc.*	186	878
Trevena, Inc.*	1,911	874
Syros Pharmaceuticals, Inc.*	673	868
Puma Biotechnology, Inc.*	377	867
Ardelyx, Inc.*	1,098	845
Summit Therapeutics, Inc.*	308	844
Black Diamond Therapeutics, Inc.*	266	835

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Non-cyclical - 6.2% (continued)
CVRx, Inc.*	95	$ 834
Pulse Biosciences, Inc.*	163	828
Athenex, Inc.*	1,010	813
iBio, Inc.*	2,525	808
Invacare Corp.*	393	806
Brooklyn ImmunoTherapeutics, Inc.*	347	784
Zevia PBC — Class A*	120	750
Eliem Therapeutics, Inc.*	82	739
Finch Therapeutics Group, Inc.*	88	737
Pyxis Oncology, Inc.*	121	736
Immuneering Corp. — Class A*	97	725
Clene, Inc.*	233	720
Mustang Bio, Inc.*	828	720
Acumen Pharmaceuticals, Inc.*	114	668
GT Biopharma, Inc.*	207	658
Rapid Micro Biosystems, Inc. — Class A*	94	657
NeuroPace, Inc.*	83	647
Avrobio, Inc.*	443	642
Beyondspring, Inc.*	262	631
Priority Technology Holdings, Inc.*	117	615
Aligos Therapeutics, Inc.*	247	598
Cyteir Therapeutics, Inc.*	98	568
Solid Biosciences, Inc.*	697	568
Atreca, Inc. — Class A*	303	545
Hookipa Pharma, Inc.*	224	538
Terns Pharmaceuticals, Inc.*	160	531
89bio, Inc.*	114	528
Avalo Therapeutics, Inc.*	708	517
NexImmune, Inc.*	206	511
Oncorus, Inc.*	239	504
Reneo Pharmaceuticals, Inc.*	99	477
Angion Biomedica Corp.*	254	472
IsoPlexis Corp.*	96	465
Portage Biotech, Inc.*	58	461
Impel Neuropharma, Inc.*	63	455
Laird Superfood, Inc.*	73	449
Applied Therapeutics, Inc.*	207	389
Kala Pharmaceuticals, Inc.*	565	374
Acutus Medical, Inc.*	223	363
Talis Biomedical Corp.*	169	353
Gemini Therapeutics, Inc.*	256	348
Biodesix, Inc.*	144	343
Thorne HealthTech, Inc.*	76	340
Kaleido Biosciences, Inc.*	226	337
Sera Prognostics, Inc. — Class A*	55	295
Ontrak, Inc.*	106	284
Sigilon Therapeutics, Inc.*	178	258
Spruce Biosciences, Inc.*	101	229
Lucid Diagnostics, Inc.*	57	213
Forte Biosciences, Inc.*	132	166
Landos Biopharma, Inc.*	55	117
Greenlane Holdings, Inc. — Class A*	191	103
MiNK Therapeutics, Inc.*	22	65
Total Consumer, Non-cyclical		39,291,582
Technology - 4.9%
Monolithic Power Systems, Inc.[2]	1,587	727,957
Applied Materials, Inc.[2]	5,297	710,857
Fortinet, Inc.*,2	2,043	703,854
Teradyne, Inc.[2]	5,860	691,011
Micron Technology, Inc.[2]	7,742	687,954
NVIDIA Corp.[2]	2,819	687,413
Lam Research Corp.[2]	1,165	653,973
Advanced Micro Devices, Inc.*	5,257	648,398
KLA Corp.[2]	1,847	643,679
NXP Semiconductor N.V.	3,374	641,465
Microchip Technology, Inc.[2]	8,973	631,071
Qorvo, Inc.*,2	4,611	630,693
Synopsys, Inc.*,2	1,989	621,344
Cadence Design Systems, Inc.*,2	4,075	617,077
QUALCOMM, Inc.[2]	3,497	601,449
Skyworks Solutions, Inc.[2]	4,347	600,625
Broadcom, Inc.[2]	1,022	600,364
Paycom Software, Inc.*,2	1,765	598,706
ServiceNow, Inc.*,2	1,026	594,998
ANSYS, Inc.*,2	1,820	590,026
Western Digital Corp.*,2	11,580	589,885
DXC Technology Co.*,2	16,832	572,793
Seagate Technology Holdings plc	5,423	559,437
PTC, Inc.*,2	4,979	554,063
Apple, Inc.[2]	3,324	548,859
Autodesk, Inc.*,2	2,477	545,510
Analog Devices, Inc.[2]	3,371	540,338
Texas Instruments, Inc.[2]	3,177	540,058
Ceridian HCM Holding, Inc.*,2	7,226	526,848
salesforce.com, Inc.*,2	2,448	515,377
Tyler Technologies, Inc.*,2	1,183	506,632
MSCI, Inc. — Class A2	1,009	506,205
NetApp, Inc.[2]	6,403	501,867
Adobe, Inc.*,2	1,069	499,950
IPG Photonics Corp.*,2	3,725	485,554
Intuit, Inc.[2]	994	471,524
Zebra Technologies Corp. — Class A*,2	1,090	450,540
Activision Blizzard, Inc.[2]	4,713	384,109
Citrix Systems, Inc.[2]	3,404	348,910
Cerner Corp.[2]	3,714	346,330
Leidos Holdings, Inc.[2]	3,135	319,268
Jack Henry & Associates, Inc.[2]	1,745	308,516
Cognizant Technology Solutions Corp. — Class A2	3,364	289,741
Hewlett Packard Enterprise Co.[2]	18,158	289,075
Electronic Arts, Inc.[2]	2,198	285,938
International Business Machines Corp.[2]	2,226	272,707
Take-Two Interactive Software, Inc.*,2	1,668	270,216
Paychex, Inc.[2]	2,223	264,670
Akamai Technologies, Inc.*,2	2,444	264,587
Fiserv, Inc.*,2	2,676	261,365
Roper Technologies, Inc.[2]	583	261,312
HP, Inc.[2]	7,581	260,483
Intel Corp.[2]	5,459	260,394
Fidelity National Information Services, Inc.[2]	2,643	251,693
EPAM Systems, Inc.*,2	1,181	245,353
Microsoft Corp.[2]	806	240,825
Accenture plc — Class A	728	230,063
Broadridge Financial Solutions, Inc.[2]	1,548	226,333
Oracle Corp.[2]	2,691	204,435
Synaptics, Inc.*	445	101,651
Lattice Semiconductor Corp.*	1,548	96,936

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Technology - 4.9% (continued)
KBR, Inc.	1,612	$ 80,020
Silicon Laboratories, Inc.*	460	70,707
Rapid7, Inc.*	640	66,214
Power Integrations, Inc.	688	61,920
CMC Materials, Inc.	325	60,265
Tenable Holdings, Inc.*	1,060	58,682
Ambarella, Inc.*	403	56,303
Maximus, Inc.	699	55,123
SPS Commerce, Inc.*	412	53,498
Varonis Systems, Inc.*	1,220	53,192
Workiva, Inc.*	489	51,492
Semtech Corp.*	738	51,202
Digital Turbine, Inc.*	1,035	50,177
Ziff Davis, Inc.*	496	49,898
MaxLinear, Inc. — Class A*	810	49,693
Qualys, Inc.*	389	48,746
Onto Innovation, Inc.*	556	47,933
Blackline, Inc.*	618	46,542
Envestnet, Inc.*	620	46,388
ExlService Holdings, Inc.*	375	45,296
ACI Worldwide, Inc.*	1,345	45,084
Asana, Inc. — Class A*	816	44,709
Diodes, Inc.*	498	44,616
Sailpoint Technologies Holdings, Inc.*	1,043	43,149
MicroStrategy, Inc. — Class A*	96	42,528
Insight Enterprises, Inc.*	394	40,976
Box, Inc. — Class A*	1,595	40,848
Verint Systems, Inc.*	735	36,919
SiTime Corp.*	181	36,587
Kulicke & Soffa Industries, Inc.	698	36,464
FormFactor, Inc.*	887	35,915
Altair Engineering, Inc. — Class A*	528	35,070
DigitalOcean Holdings, Inc.*	579	34,346
Rambus, Inc.*	1,268	34,236
Blackbaud, Inc.*	547	34,182
Sprout Social, Inc. — Class A*	523	34,053
MACOM Technology Solutions Holdings, Inc.*	555	33,355
CommVault Systems, Inc.*	523	32,902
PagerDuty, Inc.*	943	31,892
Bottomline Technologies DE, Inc.*	517	29,283
Appian Corp.*	460	28,042
Verra Mobility Corp.*	1,636	27,485
Amkor Technology, Inc.	1,193	27,045
Allscripts Healthcare Solutions, Inc.*	1,388	27,010
Axcelis Technologies, Inc.*	389	26,927
ManTech International Corp. — Class A	320	26,678
NetScout Systems, Inc.*	820	25,527
3D Systems Corp.*	1,419	25,287
Appfolio, Inc. — Class A*	219	24,778
Evolent Health, Inc. — Class A*	906	24,145
Momentive Global, Inc.*	1,517	23,847
Ultra Clean Holdings, Inc.*	519	23,775
Outset Medical, Inc.*	535	23,524
CSG Systems International, Inc.	380	23,454
Progress Software Corp.	514	22,657
Cardlytics, Inc.*	374	21,692
Xperi Holding Corp.	1,227	21,252
Apollo Medical Holdings, Inc.*	440	21,173
Super Micro Computer, Inc.*	504	19,802
Zuora, Inc. — Class A*	1,303	19,780
Schrodinger Incorporated/United States*	530	18,423
Phreesia, Inc.*	571	17,581
Cohu, Inc.*	560	17,461
TTEC Holdings, Inc.	216	17,172
8x8, Inc.*	1,297	16,809
Veeco Instruments, Inc.*	582	16,628
Unisys Corp.*	767	16,391
Health Catalyst, Inc.*	594	16,109
Cerence, Inc.*	442	15,961
LivePerson, Inc.*	758	15,372
JFrog Ltd.*	618	15,308
Impinj, Inc.*	218	14,987
PROS Holdings, Inc.*	467	14,841
1Life Healthcare, Inc.*	1,362	14,723
BigCommerce Holdings, Inc.*	565	14,633
Domo, Inc. — Class B*	322	14,329
CTS Corp.	373	14,152
Alpha & Omega Semiconductor Ltd.*	247	13,281
Avid Technology, Inc.*	422	13,276
Avaya Holdings Corp.*	964	13,274
Photronics, Inc.*	704	12,968
NextGen Healthcare, Inc.*	656	12,812
PAR Technology Corp.*	288	12,079
Sumo Logic, Inc.*	1,002	12,064
SMART Global Holdings, Inc.*	410	11,254
Donnelley Financial Solutions, Inc.*	344	11,042
CEVA, Inc.*	263	10,723
Parsons Corp.*	308	10,675
Pitney Bowes, Inc.	2,055	10,234
Model N, Inc.*	415	10,205
Consensus Cloud Solutions, Inc.*	183	10,186
Agilysys, Inc.*	242	10,171
Sapiens International Corporation N.V.	361	9,743
Yext, Inc.*	1,298	9,631
PowerSchool Holdings, Inc. — Class A*	611	9,623
Conduent, Inc.*	1,958	9,535
PDF Solutions, Inc.*	347	9,494
Ebix, Inc.	310	9,148
Desktop Metal, Inc. — Class A*	2,188	9,102
Bandwidth, Inc. — Class A*	270	8,248
American Software, Inc. — Class A	367	8,063
Digi International, Inc.*	395	7,932
Alignment Healthcare, Inc.*	902	7,613
Mitek Systems, Inc.*	501	7,445
Corsair Gaming, Inc.*	320	7,386
Diebold Nixdorf, Inc.*	841	7,317
Porch Group, Inc.*	901	7,298
Rackspace Technology, Inc.*	637	7,090
Simulations Plus, Inc.	179	7,051
Upland Software, Inc.*	338	6,375
Grid Dynamics Holdings, Inc.*	517	6,282
Ouster, Inc.*	1,780	6,016
OneSpan, Inc.*	412	5,677
Veritone, Inc.*	332	5,591
Telos Corp.*	467	5,333

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Technology - 4.9% (continued)
Cantaloupe, Inc.*	681	$ 5,291
Alkami Technology, Inc.*	323	5,090
Computer Programs and Systems, Inc.*	165	5,079
ON24, Inc.*	314	4,898
Privia Health Group, Inc.*	189	4,865
BTRS Holdings, Inc. — Class A*	756	4,612
Inseego Corp.*	974	4,588
Daily Journal Corp.*	14	4,527
Digimarc Corp.*	149	4,489
Enfusion, Inc. — Class A*	247	4,098
EngageSmart, Inc.*	182	4,004
Sterling Check Corp.*	188	3,959
Vuzix Corp.*	686	3,883
Atomera, Inc.*	237	3,804
Integral Ad Science Holding Corp.*	198	3,705
Brightcove, Inc.*	475	3,553
CS Disco, Inc.*	94	3,551
AXT, Inc.*	467	3,479
HireRight Holdings Corp.*	255	3,333
Instructure Holdings, Inc.*	140	3,137
Benefitfocus, Inc.*	292	2,943
Genius Brands International, Inc.*	3,298	2,928
MeridianLink, Inc.*	148	2,898
eGain Corp.*	239	2,818
AvidXchange Holdings, Inc.*	288	2,773
Intapp, Inc.*	119	2,744
CoreCard Corp.*	85	2,739
PlayAGS, Inc.*	321	2,687
EverCommerce, Inc.*	194	2,324
Smith Micro Software, Inc.*	538	2,238
Udemy, Inc.*	158	2,084
SecureWorks Corp. — Class A*	117	1,798
EMCORE Corp.*	427	1,657
Forian, Inc.*	220	1,529
Tabula Rasa HealthCare, Inc.*	263	1,499
iCAD, Inc.*	256	1,236
Outbrain, Inc.*	94	1,226
DarioHealth Corp.*	158	1,153
Viant Technology, Inc. — Class A*	135	1,111
SkyWater Technology, Inc.*	94	1,086
IBEX Holdings Ltd.*	66	1,041
Convey Health Solutions Holdings, Inc.*	157	909
StarTek, Inc.*	197	863
Arteris, Inc.*	57	851
GreenBox POS*	214	728
Weave Communications, Inc.*	53	533
Kaltura, Inc.*	203	455
NantHealth, Inc.*	314	261
Society Pass, Inc.*	36	94
Total Technology		31,170,817
Consumer, Cyclical - 4.1%
Penn National Gaming, Inc.*,2	14,491	744,113
Tesla, Inc.*,2	768	668,490
Caesars Entertainment, Inc.*,2	7,750	652,472
Live Nation Entertainment, Inc.*,2	4,995	603,496
Carnival Corp.*,2	28,530	580,015
Royal Caribbean Cruises Ltd.*	7,067	570,448
PVH Corp.[2]	5,799	567,664
United Airlines Holdings, Inc.*,2	12,655	561,882
MGM Resorts International[2]	12,645	560,047
PulteGroup, Inc.[2]	11,179	555,149
DR Horton, Inc.[2]	6,264	534,946
Lennar Corp. — Class A2	5,695	511,867
Copart, Inc.*,2	4,164	511,672
Mohawk Industries, Inc.*,2	3,551	499,910
Ross Stores, Inc.[2]	5,464	499,355
Aptiv plc*	3,804	492,390
Bath & Body Works, Inc.[2]	8,955	477,928
Las Vegas Sands Corp.*,2	7,333	314,292
Alaska Air Group, Inc.*,2	5,345	300,068
Ralph Lauren Corp. — Class A2	2,247	296,694
Newell Brands, Inc.[2]	12,368	293,740
Marriott International, Inc. — Class A*,2	1,717	292,130
Delta Air Lines, Inc.*,2	7,234	288,781
Southwest Airlines Co.*,2	6,580	288,204
PACCAR, Inc.[2]	3,098	284,427
Hilton Worldwide Holdings, Inc.*,2	1,890	281,346
Dollar Tree, Inc.*,2	1,951	277,198
Wynn Resorts Ltd.*,2	3,153	272,798
Hasbro, Inc.[2]	2,739	265,820
Walmart, Inc.[2]	1,958	264,643
American Airlines Group, Inc.*,2	15,335	264,529
Darden Restaurants, Inc.[2]	1,819	264,155
O'Reilly Automotive, Inc.*,2	405	262,942
Tapestry, Inc.[2]	6,389	261,310
Cummins, Inc.[2]	1,266	258,416
AutoZone, Inc.*,2	138	257,148
Walgreens Boots Alliance, Inc.[2]	5,579	257,136
Best Buy Company, Inc.[2]	2,660	257,062
WW Grainger, Inc.[2]	538	256,658
Costco Wholesale Corp.[2]	494	256,509
Ulta Beauty, Inc.*,2	684	256,158
McDonald's Corp.[2]	1,042	255,050
Yum! Brands, Inc.[2]	2,063	252,883
Genuine Parts Co.[2]	2,048	250,184
Dollar General Corp.[2]	1,242	246,338
BorgWarner, Inc.[2]	5,995	245,855
TJX Companies, Inc.[2]	3,696	244,306
Chipotle Mexican Grill, Inc. — Class A*,2	160	243,736
Whirlpool Corp.[2]	1,201	241,725
Tractor Supply Co.[2]	1,179	240,268
Advance Auto Parts, Inc.[2]	1,150	235,152
Lowe's Companies, Inc.[2]	1,057	233,660
Target Corp.[2]	1,160	231,733
NVR, Inc.*,2	46	228,088
Ford Motor Co.[2]	12,876	226,103
Pool Corp.[2]	491	225,163
LKQ Corp.[2]	4,764	223,670
Domino's Pizza, Inc.[2]	517	223,453
NIKE, Inc. — Class B2	1,634	223,123
Fastenal Co.[2]	4,309	221,741
Starbucks Corp.[2]	2,366	217,175
VF Corp.[2]	3,635	210,903
Home Depot, Inc.[2]	665	210,027
General Motors Co.*,2	4,369	204,120
CarMax, Inc.*,2	1,848	202,042
AMC Entertainment Holdings, Inc. — Class A*	5,884	110,972
Under Armour, Inc. — Class A*,2	6,034	107,948

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Cyclical - 4.1% (continued)

Under Armour, Inc. — Class C*,2	6,666	$ 104,190
BJ's Wholesale Club Holdings, Inc.*	1,563	98,266
Macy's, Inc.	3,581	92,820
Texas Roadhouse, Inc. — Class A	799	75,833
Scientific Games Corp. — Class A*	1,097	69,023
WESCO International, Inc.*	508	61,839
Fox Factory Holding Corp.*	482	56,886
Crocs, Inc.*	668	55,932
Avient Corp.	1,038	54,381
Asbury Automotive Group, Inc.*	265	51,439
Hilton Grand Vacations, Inc.*	976	50,615
Murphy USA, Inc.	276	49,884
Wingstop, Inc.	340	49,419
Goodyear Tire & Rubber Co.*	3,151	48,809
Adient plc*	1,080	48,330
Signet Jewelers Ltd.	609	42,934
Resideo Technologies, Inc.*	1,648	42,419
Meritage Homes Corp.*	422	41,601
SeaWorld Entertainment, Inc.*	587	40,732
Papa John's International, Inc.	378	40,378
Taylor Morrison Home Corp. — Class A*	1,367	40,326
Skyline Champion Corp.*	599	40,277
Steven Madden Ltd.	922	39,333
Visteon Corp.*	324	38,935
Beacon Roofing Supply, Inc.*	652	38,918
Sonos, Inc.*	1,371	37,552
Group 1 Automotive, Inc.	205	37,296
Cracker Barrel Old Country Store, Inc.	277	37,193
American Eagle Outfitters, Inc.	1,735	36,574
International Game Technology plc	1,168	35,764
LCI Industries	283	35,239
KB Home	911	35,174
Red Rock Resorts, Inc. — Class A	683	34,341
National Vision Holdings, Inc.*	931	34,140
MillerKnoll, Inc.	869	33,787
Callaway Golf Co.*	1,352	33,449
FirstCash Holdings, Inc.	464	33,427
Gentherm, Inc.*	389	33,003
Shake Shack, Inc. — Class A*	437	32,653
UniFirst Corp.	172	31,175
Allegiant Travel Co. — Class A*	179	31,162
LGI Homes, Inc.*	247	31,154
Dana, Inc.	1,657	30,853
Kontoor Brands, Inc.	606	30,021
MDC Holdings, Inc.	668	29,619
Cavco Industries, Inc.*	108	29,444
Academy Sports & Outdoors, Inc.*	908	29,392
Boot Barn Holdings, Inc.*	334	29,065
Spirit Airlines, Inc.*	1,149	28,817
Tri Pointe Homes, Inc.*	1,275	28,522
Meritor, Inc.*	793	28,239
Dorman Products, Inc.*	302	28,213
GMS, Inc.*	500	27,125
Nu Skin Enterprises, Inc. — Class A	581	26,953
Cannae Holdings, Inc.*	990	26,581
Installed Building Products, Inc.	270	26,109
Rush Enterprises, Inc. — Class A	494	25,658
KAR Auction Services, Inc.*	1,389	25,641
Abercrombie & Fitch Co. — Class A*	671	25,552
Bloomin' Brands, Inc.	1,035	25,471
Vista Outdoor, Inc.*	672	24,494
Winnebago Industries, Inc.	378	24,218
Madison Square Garden Entertainment Corp.*	305	23,900
Everi Holdings, Inc.*	998	23,353
Fisker, Inc.*	1,908	23,278
ODP Corp.*	528	23,232
Cheesecake Factory, Inc.*	538	23,021
Sally Beauty Holdings, Inc.*	1,317	22,758
Brinker International, Inc.*	531	22,589
Century Communities, Inc.	351	22,366
Cinemark Holdings, Inc.*	1,263	22,153
Urban Outfitters, Inc.*	802	22,063
Dave & Buster's Entertainment, Inc.*	505	21,887
Wolverine World Wide, Inc.	950	21,878
Nikola Corp.*	2,630	20,777
HNI Corp.	509	20,711
World Fuel Services Corp.	729	20,660
Methode Electronics, Inc.	446	20,355
PriceSmart, Inc.	274	19,925
Lions Gate Entertainment Corp. — Class B*	1,380	19,665
Bed Bath & Beyond, Inc.*	1,163	19,643
iRobot Corp.*	308	19,145
Veritiv Corp.*	171	18,326
Acushnet Holdings Corp.	401	17,564
Dillard's, Inc. — Class A	70	17,550
Malibu Boats, Inc. — Class A*	242	16,860
Sleep Number Corp.*	254	16,688
Oxford Industries, Inc.	188	16,617
M/I Homes, Inc.*	334	16,463
SkyWest, Inc.*	582	16,360
Shyft Group, Inc.	404	16,326
Dine Brands Global, Inc.	190	15,930
H&E Equipment Services, Inc.	376	15,702
Tenneco, Inc. — Class A*	795	15,328
Camping World Holdings, Inc. — Class A	499	15,324
La-Z-Boy, Inc.	525	15,319
XPEL, Inc.*	210	15,246
G-III Apparel Group Ltd.*	516	14,314
Healthcare Services Group, Inc.	876	13,858
Bally's Corp.*	382	13,760
Sonic Automotive, Inc. — Class A	256	13,750
Clean Energy Fuels Corp.*	1,813	13,180
Big Lots, Inc.	370	12,861
Steelcase, Inc. — Class A	1,036	12,608
Buckle, Inc.	348	12,528
American Axle & Manufacturing Holdings, Inc.*	1,318	12,205
IMAX Corp.*	582	12,036
Monarch Casino & Resort, Inc.*	152	11,841
Arko Corp.	1,411	11,782
Denny's Corp.*	732	11,580
Golden Entertainment, Inc.*	201	11,443
Zumiez, Inc.*	255	11,345

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Cyclical - 4.1% (continued)
Hawaiian Holdings, Inc.*	591	$11,336
MarineMax, Inc.*	247	11,303
Genesco, Inc.*	171	10,970
Standard Motor Products, Inc.	244	10,665
Tupperware Brands Corp.*	580	10,573
Liberty Media Corporation-Liberty Braves — Class C*	427	10,547
Lions Gate Entertainment Corp. — Class A*	681	10,460
Children's Place, Inc.*	164	10,325
Guess?, Inc.	470	10,293
Wabash National Corp.	584	9,951
Sun Country Airlines Holdings, Inc.*	366	9,900
Ruth's Hospitality Group, Inc.	393	9,750
Douglas Dynamics, Inc.	264	9,699
BlueLinx Holdings, Inc.*	108	9,653
ScanSource, Inc.*	294	9,284
Designer Brands, Inc. — Class A*	703	9,174
OptimizeRx Corp.*	201	9,103
Winmark Corp.	40	9,049
Caleres, Inc.	431	8,948
Interface, Inc. — Class A	679	8,861
Accel Entertainment, Inc.*	658	8,613
BJ's Restaurants, Inc.*	263	8,434
Green Brick Partners, Inc.*	359	8,325
Hibbett, Inc.	171	7,709
Aspen Aerogels, Inc.*	258	7,637
Chuy's Holdings, Inc.*	233	7,596
Fossil Group, Inc.*	558	7,544
Movado Group, Inc.	186	7,332
A-Mark Precious Metals, Inc.	102	7,313
Canoo, Inc.*	1,243	7,135
Life Time Group Holdings, Inc.*	442	6,873
Ethan Allen Interiors, Inc.	263	6,854
Clarus Corp.	301	6,854
Portillo's, Inc. — Class A*	267	6,691
Titan International, Inc.*	597	6,686
Chico's FAS, Inc.*	1,406	6,608
Rush Street Interactive, Inc.*	630	6,508
Titan Machinery, Inc.*	226	6,403
OneSpaWorld Holdings Ltd.*	618	6,390
Lindblad Expeditions Holdings, Inc.*	359	6,365
RCI Hospitality Holdings, Inc.	98	6,362
PC Connection, Inc.	130	6,343
Lovesac Co.*	149	6,331
MasterCraft Boat Holdings, Inc.*	220	6,301
PetMed Express, Inc.	231	6,225
TravelCenters of America, Inc.*	146	6,166
OneWater Marine, Inc. — Class A	120	6,097
Shoe Carnival, Inc.	206	6,007
Hyliion Holdings Corp.*	1,370	5,918
VSE Corp.	124	5,909
Modine Manufacturing Co.*	585	5,908
Rite Aid Corp.*	642	5,881
Sportsman's Warehouse Holdings, Inc.*	509	5,808
Hovnanian Enterprises, Inc. — Class A*	60	5,767
Beazer Homes USA, Inc.*	342	5,598
Party City Holdco, Inc.*	1,291	5,590
Haverty Furniture Companies, Inc.	195	5,540
Funko, Inc. — Class A*	310	5,413
LL Flooring Holdings, Inc.*	335	5,380
GrowGeneration Corp.*	632	5,315
Ideanomics, Inc.*	4,996	5,246
Frontier Group Holdings, Inc.*	407	5,242
PLBY Group, Inc.*	328	5,222
Universal Electronics, Inc.*	153	5,084
Aeva Technologies, Inc.*	1,201	5,044
Johnson Outdoors, Inc. — Class A	61	5,031
Bluegreen Vacations Holding Corp.*	177	5,016
Marcus Corp.*	267	4,854
Global Industrial Co.	149	4,735
Lordstown Motors Corp. — Class A*	1,764	4,534
REV Group, Inc.	333	4,502
Workhorse Group, Inc.*	1,411	4,416
Cato Corp. — Class A	231	4,066
Purple Innovation, Inc.*	673	4,051
Miller Industries, Inc.	130	4,027
Big 5 Sporting Goods Corp.	243	4,024
Golden Nugget Online Gaming, Inc.*	466	4,008
Blue Bird Corp.*	185	3,942
Kimball International, Inc. — Class B	422	3,912
Citi Trends, Inc.*	103	3,843
Conn's, Inc.*	209	3,833
Rush Enterprises, Inc. — Class B	77	3,774
F45 Training Holdings, Inc.*	240	3,691
Forestar Group, Inc.*	199	3,644
Sovos Brands, Inc.*	292	3,545
Motorcar Parts of America, Inc.*	219	3,537
Tilly's, Inc. — Class A	265	3,365
Full House Resorts, Inc.*	382	3,362
Container Store Group, Inc.*	371	3,276
Velodyne Lidar, Inc.*	883	3,258
Noodles & Co.*	475	3,249
GAN Ltd.*	469	3,128
Rocky Brands, Inc.	80	3,083
Snap One Holdings Corp.*	155	3,044
Liberty Media Corporation-Liberty Braves — Class A*	117	2,999
Commercial Vehicle Group, Inc.*	375	2,996
El Pollo Loco Holdings, Inc.*	223	2,959
Hooker Furnishings Corp.	137	2,877
ONE Group Hospitality, Inc.*	242	2,841
Barnes & Noble Education, Inc.*	513	2,811
Superior Group of Companies, Inc.	137	2,808
Romeo Power, Inc.*	1,472	2,694
NEOGAMES S.A.*	118	2,667
Traeger, Inc.*	264	2,605
Cooper-Standard Holdings, Inc.*	197	2,506
Kura Sushi USA, Inc. — Class A*	47	2,477
Weber, Inc. — Class A	202	2,307
Vera Bradley, Inc.*	304	2,298
Kirkland's, Inc.*	164	2,270
Xponential Fitness, Inc. — Class A*	108	2,262
Fiesta Restaurant Group, Inc.*	206	2,074

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Consumer, Cyclical - 4.1% (continued)
Duluth Holdings, Inc. — Class B*	142	$ 1,978
Daktronics, Inc.*	429	1,978
VOXX International Corp. — Class A*	182	1,953
Lifetime Brands, Inc.	148	1,939
Arcimoto, Inc.*	325	1,911
Bassett Furniture Industries, Inc.	108	1,895
First Watch Restaurant Group, Inc.*	125	1,814
Liberty TripAdvisor Holdings, Inc. — Class A*	851	1,804
Mesa Air Group, Inc.*	401	1,745
Nautilus, Inc.*	352	1,714
CarLotz, Inc.*	836	1,689
Flexsteel Industries, Inc.	78	1,684
JOANN, Inc.	141	1,605
Lazydays Holdings, Inc.*	87	1,586
Escalade, Inc.	118	1,564
Shift Technologies, Inc.*	725	1,464
EVI Industries, Inc.*	67	1,384
Hamilton Beach Brands Holding Co. — Class A	87	1,314
Torrid Holdings, Inc.*	149	1,304
Drive Shack, Inc.*	965	1,283
Biglari Holdings, Inc. — Class B*	9	1,237
Marine Products Corp.	95	1,149
Esports Technologies, Inc.*	129	1,067
Carrols Restaurant Group, Inc.	391	1,032
Target Hospitality Corp.*	291	917
Aterian, Inc.*	303	906
Regis Corp.*	485	878
Landsea Homes Corp.*	125	816
Chicken Soup For The Soul Entertainment, Inc.*	83	805
XL Fleet Corp.*	408	796
CompX International, Inc.	19	420
MedAvail Holdings, Inc.*	140	168
Total Consumer, Cyclical		25,982,479
Industrial - 3.8%
Generac Holdings, Inc.*,2	1,909	602,232
Trimble, Inc.*,2	8,329	580,948
Boeing Co.*,2	2,823	579,675
Textron, Inc.[2]	7,835	572,974
TE Connectivity Ltd.	3,746	533,543
Amphenol Corp. — Class A2	6,962	529,182
Fortune Brands Home & Security, Inc.[2]	5,699	495,243
Keysight Technologies, Inc.*,2	3,072	483,441
Lockheed Martin Corp.[2]	801	347,474
Raytheon Technologies Corp.[2]	3,205	329,154
Northrop Grumman Corp.[2]	744	328,952
Howmet Aerospace, Inc.[2]	8,949	321,448
L3Harris Technologies, Inc.[2]	1,274	321,443
Packaging Corporation of America[2]	2,155	317,194
General Dynamics Corp.[2]	1,348	316,039
TransDigm Group, Inc.*,2	456	303,965
Huntington Ingalls Industries, Inc.[2]	1,485	303,534
Westrock Co.[2]	6,331	286,604
Sealed Air Corp.[2]	4,242	284,765
J.B. Hunt Transport Services, Inc.[2]	1,391	282,276
Westinghouse Air Brake Technologies Corp.[2]	3,037	281,894
United Parcel Service, Inc. — Class B2	1,321	277,965
Deere & Co.[2]	771	277,575
Emerson Electric Co.[2]	2,983	277,180
Amcor plc	23,809	276,899
Union Pacific Corp.[2]	1,111	273,250
Teledyne Technologies, Inc.*,2	634	272,227
General Electric Co.[2]	2,849	272,108
Snap-on, Inc.[2]	1,270	266,929
Ball Corp.[2]	2,954	265,092
Parker-Hannifin Corp.[2]	866	256,674
Nordson Corp.	1,128	255,481
CH Robinson Worldwide, Inc.[2]	2,638	255,042
CSX Corp.[2]	7,517	254,901
Caterpillar, Inc.[2]	1,357	254,546
Dover Corp.[2]	1,612	252,858
Otis Worldwide Corp.[2]	3,208	251,283
AMETEK, Inc.[2]	1,935	251,144
Eaton Corporation plc[2]	1,620	249,950
Honeywell International, Inc.[2]	1,316	249,711
FedEx Corp.[2]	1,121	249,165
Illinois Tool Works, Inc.[2]	1,138	246,195
Republic Services, Inc. — Class A2	2,038	245,131
Mettler-Toledo International, Inc.*,2	174	245,121
Norfolk Southern Corp.[2]	954	244,720
Vulcan Materials Co.[2]	1,344	243,869
Old Dominion Freight Line, Inc.[2]	775	243,373
Waste Management, Inc.[2]	1,677	242,159
Allegion plc	2,107	241,294
Martin Marietta Materials, Inc.[2]	628	238,263
Fortive Corp.[2]	3,674	237,891
Jacobs Engineering Group, Inc.[2]	1,925	236,775
Ingersoll Rand, Inc.[2]	4,635	234,160
3M Co.[2]	1,559	231,745
Stanley Black & Decker, Inc.[2]	1,419	230,871
Agilent Technologies, Inc.[2]	1,767	230,346
A O Smith Corp.[2]	3,302	226,451
Johnson Controls International plc	3,482	226,191
Masco Corp.[2]	4,019	225,225
IDEX Corp.[2]	1,169	224,331
Garmin Ltd.	2,029	224,083
Carrier Global Corp.[2]	4,975	223,278
Expeditors International of Washington, Inc.[2]	2,108	217,883
Pentair plc	3,672	212,645
Rockwell Automation, Inc.[2]	788	210,065
Trane Technologies plc	1,363	209,807
Xylem, Inc.[2]	2,249	200,049
Tetra Tech, Inc.	615	97,644
Saia, Inc.*	303	87,031
WillScot Mobile Mini Holdings Corp.*	2,408	85,556
II-VI, Inc.*	1,206	83,769
EMCOR Group, Inc.	608	70,248
RBC Bearings, Inc.*	319	61,838
Chart Industries, Inc.*	417	60,215
Simpson Manufacturing Company, Inc.	497	58,899
UFP Industries, Inc.	686	58,825

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Industrial - 3.8% (continued)
Evoqua Water Technologies Corp.*	1,319	$ 56,269
Exponent, Inc.	592	56,098
Novanta, Inc.*	403	55,062
Atkore, Inc.*	526	53,499
Matson, Inc.	476	52,726
Watts Water Technologies, Inc. — Class A	314	45,200
Zurn Water Solutions Corp.	1,383	44,975
Franklin Electric Company, Inc.	529	44,732
Applied Industrial Technologies, Inc.	439	44,383
GATX Corp.	403	42,972
Casella Waste Systems, Inc. — Class A*	561	42,299
Summit Materials, Inc. — Class A*	1,354	42,272
Fabrinet*	422	42,255
SPX FLOW, Inc.	474	40,712
John Bean Technologies Corp.	358	40,586
Hillenbrand, Inc.	832	39,695
Advanced Energy Industries, Inc.	432	37,087
Boise Cascade Co.	460	36,772
Mueller Industries, Inc.	641	36,569
Welbilt, Inc.*	1,528	36,122
Bloom Energy Corp. — Class A*	1,627	36,119
EnerSys	489	35,565
Fluor Corp.*	1,619	35,068
Comfort Systems USA, Inc.	407	34,994
Badger Meter, Inc.	341	33,899
Aerojet Rocketdyne Holdings, Inc.	854	33,093
Terex Corp.	800	33,024
Hub Group, Inc. — Class A*	387	32,663
Cactus, Inc. — Class A	638	32,321
Forward Air Corp.	307	31,676
Albany International Corp. — Class A	360	31,615
Altra Industrial Motion Corp.	739	31,385
Kennametal, Inc.	977	30,981
Werner Enterprises, Inc.	705	30,639
Kratos Defense & Security Solutions, Inc.*	1,434	29,999
Vishay Intertechnology, Inc.	1,558	29,898
Arcosa, Inc.	566	29,811
Helios Technologies, Inc.	378	29,639
Dycom Industries, Inc.*	337	29,339
Belden, Inc.	517	29,133
Sanmina Corp.*	725	28,840
Moog, Inc. — Class A	338	28,091
AAON, Inc.	479	28,050
ArcBest Corp.	296	27,433
Kadant, Inc.	135	26,642
Plexus Corp.*	327	26,641
EnPro Industries, Inc.	241	26,616
Energizer Holdings, Inc.	795	26,545
Atlas Air Worldwide Holdings, Inc.*	336	26,329
Encore Wire Corp.	226	26,311
SPX Corp.*	513	26,009
Masonite International Corp.*	273	25,752
Barnes Group, Inc.	553	25,687
Trinity Industries, Inc.	883	25,483
Federal Signal Corp.	704	25,421
Brady Corp. — Class A	551	25,390
Itron, Inc.*	529	25,217
O-I Glass, Inc.*	1,846	23,592
Mueller Water Products, Inc. — Class A	1,841	23,362
GrafTech International Ltd.	2,289	23,073
Knowles Corp.*	1,040	22,651
Air Transport Services Group, Inc.*	690	21,742
Worthington Industries, Inc.	377	21,496
CSW Industrials, Inc.	174	20,937
Golar LNG Ltd.*	1,202	20,915
ESCO Technologies, Inc.	299	20,801
Materion Corp.	238	19,885
Patrick Industries, Inc.	265	18,905
AeroVironment, Inc.*	263	18,686
Triumph Group, Inc.*	744	18,630
Gibraltar Industries, Inc.*	383	18,507
Vicor Corp.*	247	18,468
Proto Labs, Inc.*	325	18,275
AAR Corp.*	397	17,841
US Ecology, Inc.*	368	17,458
MYR Group, Inc.*	193	17,322
Greif, Inc. — Class A	301	17,305
Tennant Co.	216	17,016
Lindsay Corp.	127	16,664
Greenbrier Companies, Inc.	373	16,572
NV5 Global, Inc.*	154	16,517
Primoris Services Corp.	625	16,481
TriMas Corp.	505	16,418
CryoPort, Inc.*	474	16,272
Granite Construction, Inc.	535	16,194
Alamo Group, Inc.	116	16,137
OSI Systems, Inc.*	198	15,973
TTM Technologies, Inc.*	1,252	15,738
Standex International Corp.	141	14,936
Columbus McKinnon Corp.	325	14,833
Mesa Laboratories, Inc.	58	14,809
Sturm Ruger & Company, Inc.	201	14,554
PGT Innovations, Inc.*	674	14,498
AZZ, Inc.	291	14,326
Cornerstone Building Brands, Inc.*	640	14,131
Kaman Corp.	323	14,021
SFL Corporation Ltd.	1,409	14,020
Apogee Enterprises, Inc.	296	13,341
Astec Industries, Inc.	265	13,197
Montrose Environmental Group, Inc.*	298	13,145
Frontline Ltd.*	1,396	13,136
GoPro, Inc. — Class A*	1,475	12,685
Griffon Corp.	543	12,516
Enerpac Tool Group Corp.	706	12,179
Matthews International Corp. — Class A	362	12,011
Marten Transport Ltd.	695	11,989
FARO Technologies, Inc.*	213	11,660
Ichor Holdings Ltd.*	324	11,415
Benchmark Electronics, Inc.	418	10,927
Harsco Corp.*	915	10,898
Great Lakes Dredge & Dock Corp.*	757	10,681
Ranpak Holdings Corp.*	439	10,624

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Industrial - 3.8% (continued)
American Woodmark Corp.*	196	$ 10,502
Blink Charging Co.*	427	10,496
DHT Holdings, Inc.	1,657	10,422
Scorpio Tankers, Inc.	570	9,912
Gorman-Rupp Co.	265	9,874
Smith & Wesson Brands, Inc.	560	9,873
International Seaways, Inc.	537	9,822
TimkenSteel Corp.*	537	9,682
Sterling Construction Company, Inc.*	325	9,597
Energy Recovery, Inc.*	493	9,367
Hydrofarm Holdings Group, Inc.*	455	9,214
Construction Partners, Inc. — Class A*	340	9,098
Costamare, Inc.	617	8,329
nLight, Inc.*	497	8,101
Insteel Industries, Inc.	218	8,090
Heartland Express, Inc.	558	8,013
Forterra, Inc.*	340	8,010
Chase Corp.	87	7,989
MicroVision, Inc.*	1,921	7,703
Genco Shipping & Trading Ltd.	375	7,230
Myers Industries, Inc.	422	7,014
Napco Security Technologies, Inc.*	338	6,892
Argan, Inc.	174	6,767
Manitowoc Company, Inc.*	401	6,629
Thermon Group Holdings, Inc.*	385	6,591
Ducommun, Inc.*	127	6,415
Latham Group, Inc.*	363	6,349
Comtech Telecommunications Corp.	298	6,133
DXP Enterprises, Inc.*	208	5,972
Daseke, Inc.*	469	5,886
CIRCOR International, Inc.*	215	5,792
Luxfer Holdings plc	322	5,609
UFP Technologies, Inc.*	81	5,600
Meta Materials, Inc.*	2,560	5,504
Eagle Bulk Shipping, Inc.	104	5,484
Haynes International, Inc.	146	5,338
Yellow Corp.*	588	5,298
Omega Flex, Inc.	36	5,229
Identiv, Inc.*	249	5,219
Heritage-Crystal Clean, Inc.*	183	5,131
Centrus Energy Corp. — Class A*	113	5,115
Stoneridge, Inc.*	305	5,036
Dorian LPG Ltd.	364	5,016
Ryerson Holding Corp.	192	5,015
Kimball Electronics, Inc.*	281	4,844
Pactiv Evergreen, Inc.	503	4,839
National Presto Industries, Inc.	60	4,770
AMMO, Inc.*	1,006	4,738
Allied Motion Technologies, Inc.	136	4,736
Tutor Perini Corp.*	482	4,724
Nordic American Tankers Ltd.	1,911	4,625
Xometry, Inc. — Class A*	94	4,598
Vishay Precision Group, Inc.*	145	4,554
Hyster-Yale Materials Handling, Inc.	117	4,479
IES Holdings, Inc.*	101	4,246
Turtle Beach Corp.*	178	4,231
PureCycle Technologies, Inc.*	607	4,225
Astronics Corp.*	285	4,192
Teekay Tankers Ltd. — Class A*	279	3,987
Greif, Inc. — Class B	69	3,927
View, Inc.*	1,586	3,838
908 Devices, Inc.*	212	3,526
Tredegar Corp.	306	3,522
Akoustis Technologies, Inc.*	555	3,496
Infrastructure and Energy Alternatives, Inc.*	321	3,492
Fluidigm Corp.*	890	3,275
Aris Water Solution, Inc. — Class A	221	3,229
Northwest Pipe Co.*	113	3,220
NVE Corp.	56	3,203
Covenant Logistics Group, Inc. — Class A	141	3,174
Radiant Logistics, Inc.*	459	3,167
Caesarstone Ltd.	264	3,165
Park Aerospace Corp.	228	3,162
Safe Bulkers, Inc.*	727	3,039
Olympic Steel, Inc.	110	2,945
PAM Transportation Services, Inc.*	42	2,834
American Superconductor Corp.*	323	2,742
Teekay Corp.*	812	2,736
Pure Cycle Corp.*	225	2,666
American Outdoor Brands, Inc.*	165	2,579
Eastman Kodak Co.*	524	2,500
Luna Innovations, Inc.*	361	2,466
Kopin Corp.*	907	2,394
Lawson Products, Inc.*	56	2,381
Sight Sciences, Inc.*	130	2,263
Concrete Pumping Holdings, Inc.*	302	2,247
Powell Industries, Inc.	106	2,241
Byrna Technologies, Inc.*	215	2,152
CECO Environmental Corp.*	364	1,958
Atlas Technical Consultants, Inc.*	164	1,883
INNOVATE Corp.*	553	1,841
Universal Logistics Holdings, Inc.	89	1,703
AerSale Corp.*	108	1,691
Iteris, Inc.*	495	1,629
Cadre Holdings, Inc.	72	1,585
Park-Ohio Holdings Corp.	99	1,573
US Xpress Enterprises, Inc. — Class A*	314	1,426
Sharps Compliance Corp.*	211	1,300
Willis Lease Finance Corp.*	33	1,154
Mayville Engineering Company, Inc.*	105	1,086
AgEagle Aerial Systems, Inc.*	793	928
Karat Packaging, Inc.*	54	878
NL Industries, Inc.	98	625
Total Industrial		23,664,861
Communications - 2.0%
Expedia Group, Inc.*,2	3,182	624,022
Etsy, Inc.*,2	3,956	612,745
Arista Networks, Inc.*,2	4,521	554,862
Twitter, Inc.*,2	15,260	542,493
Match Group, Inc.*,2	4,865	542,399
CDW Corp.[2]	2,946	508,067
Meta Platforms, Inc. — Class A*,2	2,178	459,623

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Communications - 2.0% (continued)
NortonLifeLock, Inc.[2]	11,356	$ 329,097
Omnicom Group, Inc.[2]	3,895	326,751
Corning, Inc.[2]	7,343	296,657
T-Mobile US, Inc.*,2	2,406	296,443
Verizon Communications, Inc.[2]	5,503	295,346
AT&T, Inc.[2]	12,092	286,459
DISH Network Corp. — Class A*,2	8,596	274,728
Juniper Networks, Inc.[2]	8,123	274,476
Interpublic Group of Companies, Inc.[2]	7,456	274,381
Charter Communications, Inc. — Class A*,2	452	272,005
Paramount Global — Class B2	8,846	270,776
Walt Disney Co.*,2	1,808	268,416
Booking Holdings, Inc.*,2	123	267,187
Comcast Corp. — Class A2	5,700	266,532
Cisco Systems, Inc.[2]	4,661	259,944
Amazon.com, Inc.*,2	80	245,701
F5, Inc.*,2	1,204	241,823
VeriSign, Inc.*,2	1,129	241,290
FactSet Research Systems, Inc.[2]	593	240,811
Lumen Technologies, Inc.[2]	22,768	235,876
Motorola Solutions, Inc.[2]	1,042	229,688
eBay, Inc.[2]	4,129	225,402
Fox Corp. — Class A2	5,258	219,942
Discovery, Inc. — Class C*,2	7,803	218,250
News Corp. — Class A2	9,665	215,723
Netflix, Inc.*,2	451	177,929
Alphabet, Inc. — Class A*,2	48	129,655
Discovery, Inc. — Class A*,2	4,344	121,849
Alphabet, Inc. — Class C*,2	45	121,402
Fox Corp. — Class B2	2,411	92,245
News Corp. — Class B2	3,009	67,492
TEGNA, Inc.	2,522	57,804
Vonage Holdings Corp.*	2,755	55,982
Mimecast Ltd.*	694	55,194
Cargurus, Inc.*	1,103	53,440
Iridium Communications, Inc.*	1,347	53,328
Viavi Solutions, Inc.*	2,722	44,641
Q2 Holdings, Inc.*	623	40,526
Perficient, Inc.*	371	37,805
Calix, Inc.*	629	34,180
Upwork, Inc.*	1,345	34,002
Cogent Communications Holdings, Inc.	498	31,573
Houghton Mifflin Harcourt Co.*	1,486	31,132
Overstock.com, Inc.*	502	28,564
Yelp, Inc. — Class A*	836	28,332
iHeartMedia, Inc. — Class A*	1,309	28,078
Maxar Technologies, Inc.	838	27,185
Open Lending Corp. — Class A*	1,218	25,371
Shutterstock, Inc.	273	24,715
Gray Television, Inc.	999	23,407
TechTarget, Inc.*	298	23,357
InterDigital, Inc.	362	23,320
Magnite, Inc.*	1,517	22,118
Telephone & Data Systems, Inc.	1,181	20,490
Revolve Group, Inc.*	420	19,921
Infinera Corp.*	2,116	19,531
Liberty Latin America Ltd. — Class C*	1,806	18,222
Extreme Networks, Inc.*	1,444	16,592
Sinclair Broadcast Group, Inc. — Class A	537	16,110
Clear Channel Outdoor Holdings, Inc.*	4,244	15,872
EW Scripps Co. — Class A*	670	14,914
ePlus, Inc.*	310	14,539
AMC Networks, Inc. — Class A*	340	14,093
Plantronics, Inc.*	493	13,888
Eventbrite, Inc. — Class A*	877	13,251
Scholastic Corp.	308	12,961
Cars.com, Inc.*	800	12,944
Shenandoah Telecommunications Co.	565	12,628
Stitch Fix, Inc. — Class A*	926	11,621
ADTRAN, Inc.	564	11,613
EchoStar Corp. — Class A*	462	11,245
WideOpenWest, Inc.*	613	10,415
A10 Networks, Inc.	702	9,996
Gogo, Inc.*	691	9,840
Harmonic, Inc.*	1,044	9,720
NETGEAR, Inc.*	352	9,367
NeoPhotonics Corp.*	599	9,171
Clearfield, Inc.*	133	8,527
IDT Corp. — Class B*	234	8,438
Globalstar, Inc.*	7,094	8,371
RealReal, Inc.*	919	8,188
Gannett Company, Inc.*	1,644	8,154
Tucows, Inc. — Class A*	114	7,659
Anterix, Inc.*	134	7,140
Advantage Solutions, Inc.*	893	7,028
Quotient Technology, Inc.*	1,039	6,899
QuinStreet, Inc.*	580	6,525
Boston Omaha Corp. — Class A*	232	6,494
ChannelAdvisor Corp.*	341	6,121
Consolidated Communications Holdings, Inc.*	852	6,066
HealthStream, Inc.*	295	6,045
Groupon, Inc.*	275	5,973
Limelight Networks, Inc.*	1,460	5,709
Stagwell, Inc.*	721	5,465
Liquidity Services, Inc.*	310	5,341
United States Cellular Corp.*	181	4,979
Liberty Latin America Ltd. — Class A*	489	4,914
1-800-Flowers.com, Inc. — Class A*	311	4,814
CarParts.com, Inc.*	571	4,779
Entravision Communications Corp. — Class A	703	4,499
ATN International, Inc.	130	4,333
Audacy, Inc.*	1,378	4,272
Ooma, Inc.*	254	4,247
MediaAlpha, Inc. — Class A*	248	3,561
Aviat Networks, Inc.*	124	3,509
Cambium Networks Corp.*	124	3,448
EverQuote, Inc. — Class A*	224	3,333
Telesat Corp.*	150	3,109
CalAmp Corp.*	408	2,880
Lands' End, Inc.*	168	2,849
DZS, Inc.*	196	2,840
Thryv Holdings, Inc.*	90	2,736
Ribbon Communications, Inc.*	822	2,499
Couchbase, Inc.*	113	2,381
comScore, Inc.*	818	2,143

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Communications - 2.0% (continued)
National CineMedia, Inc.	702	$ 2,085
Bright Health Group, Inc.*	620	2,058
Preformed Line Products Co.	34	1,895
Casa Systems, Inc.*	367	1,527
KVH Industries, Inc.*	177	1,526
Solo Brands, Inc. — Class A*	133	1,404
VirnetX Holding Corp.*	741	1,349
CuriosityStream, Inc.*	304	1,113
Hemisphere Media Group, Inc.*	189	1,011
1stdibs.com, Inc.*	79	865
aka Brands Holding Corp.*	108	813
Fluent, Inc.*	507	720
Lulu's Fashion Lounge Holdings, Inc.*	66	658
Value Line, Inc.	11	649
LiveOne, Inc.*	681	583
HyreCar, Inc.*	205	558
Digital Media Solutions, Inc. — Class A*	38	130
Total Communications		12,456,697
Energy - 1.9%
SolarEdge Technologies, Inc.*,2	2,663	850,615
Devon Energy Corp.[2]	13,161	783,738
APA Corp.[2]	21,874	779,371
Occidental Petroleum Corp.[2]	17,362	759,240
Marathon Oil Corp.[2]	32,306	728,823
Diamondback Energy, Inc.[2]	5,042	696,300
Enphase Energy, Inc.*,2	4,139	689,971
Halliburton Co.[2]	11,541	386,970
Pioneer Natural Resources Co.[2]	1,499	359,160
ConocoPhillips[2]	3,758	356,484
EOG Resources, Inc.[2]	3,080	353,954
Hess Corp.[2]	3,489	352,598
Schlumberger N.V.[2]	8,912	349,707
Exxon Mobil Corp.[2]	4,383	343,715
Marathon Petroleum Corp.[2]	4,336	337,644
Chevron Corp.[2]	2,334	336,096
Valero Energy Corp.[2]	3,898	325,522
Williams Companies, Inc.[2]	10,367	324,280
Phillips 66[2]	3,808	320,786
Baker Hughes Co.[2]	10,856	318,949
Coterra Energy, Inc. — Class A2	13,208	308,143
Kinder Morgan, Inc.[2]	17,090	297,366
ONEOK, Inc.[2]	4,455	290,912
Ovintiv, Inc.	2,988	137,000
Chesapeake Energy Corp.	1,197	92,468
PDC Energy, Inc.	1,114	71,875
Matador Resources Co.	1,263	62,645
Range Resources Corp.*	2,726	62,562
Murphy Oil Corp.	1,671	57,934
Southwestern Energy Co.*	11,550	57,635
ChampionX Corp.	2,312	49,500
SM Energy Co.	1,368	48,578
Helmerich & Payne, Inc.	1,231	44,599
Denbury, Inc.*	575	41,780
CNX Resources Corp.*	2,399	39,200
California Resources Corp.	927	38,220
Magnolia Oil & Gas Corp. — Class A	1,639	36,632
Renewable Energy Group, Inc.*	523	32,164
Patterson-UTI Energy, Inc.	2,180	31,457
Callon Petroleum Co.*	540	30,434
Oasis Petroleum, Inc.	227	30,080
Equitrans Midstream Corp.	4,662	29,883
Civitas Resources, Inc.	503	25,386
Kosmos Energy Ltd.*	5,100	24,786
Arch Resources, Inc.	177	21,129
Sunnova Energy International, Inc.*	1,006	20,271
Warrior Met Coal, Inc.	602	18,963
PBF Energy, Inc. — Class A*	1,126	18,714
Centennial Resource Development, Inc. — Class A*	2,116	18,578
Green Plains, Inc.*	558	18,269
Peabody Energy Corp.*	1,012	17,548
Oceaneering International, Inc.*	1,164	17,041
SunPower Corp. — Class A*	935	16,765
NexTier Oilfield Solutions, Inc.*	2,021	16,087
Tellurian, Inc.*	4,212	16,048
Northern Oil and Gas, Inc.	612	15,349
Liberty Oilfield Services, Inc. — Class A*	1,062	13,254
Delek US Holdings, Inc.*	767	13,215
Archrock, Inc.	1,576	13,159
ProPetro Holding Corp.*	998	12,744
US Silica Holdings, Inc.*	858	12,407
Stem, Inc.*	1,296	12,338
CONSOL Energy, Inc.*	400	12,296
NOW, Inc.*	1,288	12,030
Dril-Quip, Inc.*	410	11,824
Brigham Minerals, Inc. — Class A	510	11,618
Laredo Petroleum, Inc.*	147	11,254
Nabors Industries Ltd.*	83	10,420
MRC Global, Inc.*	941	9,504
Bristow Group, Inc.*	276	9,147
Comstock Resources, Inc.*	1,070	8,881
Expro Group Holdings N.V.*	528	8,495
Ranger Oil Corp. — Class A*	241	8,136
Gevo, Inc.*	2,281	8,098
Berry Corp.	788	7,880
SunCoke Energy, Inc.	972	7,708
Par Pacific Holdings, Inc.*	523	7,113
Tidewater, Inc.*	480	7,109
RPC, Inc.*	789	6,919
Helix Energy Solutions Group, Inc.*	1,673	6,776
Talos Energy, Inc.*	431	6,771
DMC Global, Inc.*	217	6,380
CVR Energy, Inc.	346	6,017
Select Energy Services, Inc. — Class A*	721	5,970
REX American Resources Corp.*	62	5,856
TPI Composites, Inc.*	423	5,719
W&T Offshore, Inc.*	1,097	5,331
Crescent Energy, Inc. — Class A*	343	5,196
Alto Ingredients, Inc.*	836	4,874
TETRA Technologies, Inc.*	1,434	4,589
Cleanspark, Inc.*	390	4,134
Aemetis, Inc.*	316	4,051
Newpark Resources, Inc.*	1,055	3,977
National Energy Services Reunited Corp.*	444	3,956
Solaris Oilfield Infrastructure, Inc. — Class A	365	3,796
Earthstone Energy, Inc. — Class A*	288	3,744
Oil States International, Inc.*	708	3,703

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Energy - 1.9% (continued)
FTS International, Inc. — Class A*	104	$ 2,753
Falcon Minerals Corp.	460	2,640
Kinetik Holdings, Inc. — Class A	38	2,584
FutureFuel Corp.	302	2,223
Matrix Service Co.*	304	2,110
Beam Global*	103	1,495
Eos Energy Enterprises, Inc.*	506	1,467
HighPeak Energy, Inc.	58	1,226
Riley Exploration Permian, Inc.	29	972
Advent Technologies Holdings, Inc.*	184	477
Total Energy		12,254,260
Utilities - 1.4%
Atmos Energy Corp.[2]	2,885	316,802
Sempra Energy[2]	2,178	314,111
NiSource, Inc.[2]	10,651	308,133
Exelon Corp.[2]	7,235	307,922
American Electric Power Company, Inc.[2]	3,288	298,057
Pinnacle West Capital Corp.[2]	4,167	295,149
FirstEnergy Corp.[2]	6,971	291,736
Dominion Energy, Inc.[2]	3,636	289,171
DTE Energy Co.[2]	2,376	288,898
Consolidated Edison, Inc.[2]	3,343	286,729
CMS Energy Corp.[2]	4,417	282,732
Public Service Enterprise Group, Inc.[2]	4,329	280,649
Xcel Energy, Inc.[2]	4,152	279,554
Southern Co.[2]	4,244	274,884
Alliant Energy Corp.[2]	4,690	273,896
Duke Energy Corp.[2]	2,721	273,216
Ameren Corp.[2]	3,166	272,118
CenterPoint Energy, Inc.[2]	9,909	271,011
Entergy Corp.[2]	2,571	270,495
NRG Energy, Inc.[2]	7,107	268,929
WEC Energy Group, Inc.[2]	2,954	268,460
Edison International[2]	4,118	261,164
Evergy, Inc.[2]	4,126	257,504
Eversource Energy[2]	3,143	257,097
PPL Corp.[2]	9,613	251,572
Constellation Energy Corp.[2]	5,434	249,855
AES Corp.[2]	11,310	240,111
NextEra Energy, Inc.[2]	3,059	239,428
American Water Works Company, Inc.[2]	1,568	236,909
Portland General Electric Co.	1,026	52,090
Black Hills Corp.	737	51,583
ONE Gas, Inc.	601	49,937
Brookfield Infrastructure Corp. — Class A	704	49,590
Southwest Gas Holdings, Inc.	691	49,019
New Jersey Resources Corp.	1,102	48,069
PNM Resources, Inc.	976	44,086
South Jersey Industries, Inc.	1,204	40,852
Spire, Inc.	578	38,790
ALLETE, Inc.	599	37,701
Ormat Technologies, Inc.	517	36,888
NorthWestern Corp.	605	36,590
Avista Corp.	810	36,150
American States Water Co.	421	35,431
California Water Service Group	602	34,272
Clearway Energy, Inc. — Class C	959	32,031
MGE Energy, Inc.	426	30,680
Otter Tail Corp.	481	29,755
Chesapeake Utilities Corp.	201	26,723
Ameresco, Inc. — Class A*	361	23,194
SJW Group	323	21,066
Middlesex Water Co.	202	20,198
Northwest Natural Holding Co.	357	18,568
Clearway Energy, Inc. — Class A	407	12,450
Unitil Corp.	182	9,189
York Water Co.	152	6,820
Artesian Resources Corp. — Class A	95	4,416
Global Water Resources, Inc.	148	2,257
Via Renewables, Inc.	140	1,561
FTC Solar, Inc.*	222	1,046
Total Utilities		8,887,294
Basic Materials - 1.2%
Mosaic Co.[2]	14,842	778,166
Freeport-McMoRan, Inc.[2]	15,917	747,303
Albemarle Corp.[2]	2,602	509,706
CF Industries Holdings, Inc.[2]	4,515	366,573
Newmont Corp.[2]	4,923	325,903
Nucor Corp.[2]	2,439	321,021
FMC Corp.[2]	2,553	299,339
LyondellBasell Industries N.V. — Class A	3,072	298,691
Dow, Inc.[2]	5,051	297,807
Eastman Chemical Co.[2]	2,354	278,878
DuPont de Nemours, Inc.[2]	3,450	266,926
International Paper Co.[2]	6,018	261,964
International Flavors & Fragrances, Inc.[2]	1,877	249,641
Linde plc	827	242,509
Celanese Corp. — Class A2	1,716	239,004
PPG Industries, Inc.[2]	1,690	225,531
Air Products and Chemicals, Inc.[2]	935	220,940
Ecolab, Inc.[2]	1,190	209,749
Sherwin-Williams Co.[2]	797	209,715
Rogers Corp.*	214	58,422
Commercial Metals Co.	1,369	52,775
Balchem Corp.	368	50,909
Cabot Corp.	656	47,993
Livent Corp.*	1,848	43,520
HB Fuller Co.	595	40,680
Sensient Technologies Corp.	483	39,669
MP Materials Corp.*	862	39,324
Allegheny Technologies, Inc.*	1,489	38,327
Arconic Corp.*	1,222	37,515
Hecla Mining Co.	6,212	35,781
Ingevity Corp.*	464	31,659
Quaker Chemical Corp.	154	28,584
Constellium SE*	1,435	27,882
Innospec, Inc.	287	27,409
Tronox Holdings plc — Class A	1,339	27,182
Minerals Technologies, Inc.	379	26,526
Stepan Co.	252	26,112
Trinseo plc	455	23,642
Compass Minerals International, Inc.	400	23,448
Carpenter Technology Corp.	557	21,383
Ferro Corp.*	960	20,861
Novagold Resources, Inc.*	2,772	19,349
GCP Applied Technologies, Inc.*	575	18,159
Kaiser Aluminum Corp.	185	17,852

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Shares	Value
COMMON STOCKS† - 33.4% (continued)
Basic Materials - 1.2% (continued)
Kraton Corp.*	367	$ 16,937
Schnitzer Steel Industries, Inc. — Class A	303	14,741
Energy Fuels, Inc.*	1,757	14,355
Century Aluminum Co.*	600	14,172
Codexis, Inc.*	703	14,011
Coeur Mining, Inc.*	2,990	12,857
AdvanSix, Inc.	319	12,779
Uranium Energy Corp.*	2,912	11,619
Schweitzer-Mauduit International, Inc.	366	11,426
Orion Engineered Carbons S.A.	708	11,002
Hawkins, Inc.	225	10,184
Amyris, Inc.*	2,010	9,166
Verso Corp. — Class A	315	8,351
Neenah, Inc.	197	7,673
Glatfelter Corp.	512	7,035
Koppers Holdings, Inc.	243	6,957
Intrepid Potash, Inc.*	116	6,599
Ecovyst, Inc.	600	6,558
Clearwater Paper Corp.*	193	5,564
American Vanguard Corp.	343	5,169
Rayonier Advanced Materials, Inc.*	722	4,238
Danimer Scientific, Inc.*	1,029	4,095
Kronos Worldwide, Inc.	260	3,830
Zymergen, Inc.*	911	3,489
Ur-Energy, Inc.*	2,114	3,129
Unifi, Inc.*	159	2,984
United States Lime & Minerals, Inc.	24	2,821
Oil-Dri Corporation of America	61	1,884
Gatos Silver, Inc.*	542	1,827
Perpetua Resources Corp.*	369	1,328
PolyMet Mining Corp.*	337	917
Marrone Bio Innovations, Inc.*	1,171	807
Valhi, Inc.	28	713
Total Basic Materials		7,413,546
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	362	5,593
Total Common Stocks
(Cost $222,275,345)		210,704,414
PREFERRED STOCKS†† - 6.1%
Financial - 5.6%
Markel Corp.
6.00%*	5,000,000	5,283,450
Wells Fargo & Co.
4.38%	139,386	3,052,553
4.75%	61,250	1,399,563
3.90%*	400,000	385,000
Citigroup, Inc.
4.15%*	5,000,000	4,768,750
Goldman Sachs Group, Inc.
3.80%*	5,000,000	4,737,500
Bank of New York Mellon Corp.
3.75%*	5,000,000	4,651,700
First Republic Bank
4.50%	200,000	4,382,000
Bank of America Corp.
4.38%	131,500	2,910,095
Selective Insurance Group, Inc.
4.60%	85,536	1,900,610
Public Storage
4.10%*	58,000	1,230,760
RenaissanceRe Holdings Ltd.
4.20%	38,000	815,100
Total Financial		35,517,081
Government - 0.5%
CoBank ACB
4.25%*	3,000,000	2,891,250
Total Preferred Stocks
(Cost $41,302,037)		38,408,331
EXCHANGE-TRADED FUNDS† - 13.2%
iShares Russell 2000 Index ETF[2]	102,711	20,883,201
Invesco QQQ Trust Series[2]	60,068	20,831,582
SPDR S&P 500 ETF Trust[2]	47,005	20,523,793
SPDR Gold Shares — Class D*	42,000	7,491,960
iShares Silver Trust*	320,800	7,256,496
VanEck Gold Miners ETF	162,400	5,583,312
iShares Preferred & Income Securities ETF	20,485	745,654
Total Exchange-Traded Funds
(Cost $89,419,595)		83,315,998
MUTUAL FUNDS† - 1.0%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[4]	175,662	6,548,697
Total Mutual Funds
(Cost $6,865,172)		6,548,697
CLOSED-END FUNDS† - 2.0%
Western Asset High Income Opportunity Fund, Inc.	688,153	3,193,030
Eaton Vance Limited Duration Income Fund	266,166	3,119,465
BlackRock Credit Allocation Income Trust	236,855	3,050,692
BlackRock Debt Strategies Fund, Inc.	169,978	1,801,767
Blackstone Strategic Credit Fund	67,557	893,104
Ares Dynamic Credit Allocation Fund, Inc.	51,307	754,726
Total Closed-End Funds
(Cost $14,268,712)		12,812,784
MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.01%[5]	3,965,035	3,965,035
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[5]	2,526,020	2,526,020
Total Money Market Fund
(Cost $6,491,055)		6,491,055
	Face Amount~
CORPORATE BONDS†† - 45.4%
Consumer, Non-cyclical - 8.8%
DaVita, Inc.
4.63% due 06/01/30[2,6]	5,200,000	4,985,500
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[2,6]	4,400,000	4,356,000
Sabre GLBL, Inc.
7.38% due 09/01/25[2,6]	4,000,000	4,145,820

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 45.4% (continued)
Consumer, Non-cyclical - 8.8% (continued)
US Foods, Inc.
4.63% due 06/01/30[2,6]	4,250,000	$ 4,132,615
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2,6]	3,242,000	3,282,525
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,000,000	3,194,504
Bausch Health Companies, Inc.
4.88% due 06/01/28[2,6]	3,300,000	3,169,881
ADT Security Corp.
4.88% due 07/15/32[2,6]	3,300,000	3,077,250
Rent-A-Center, Inc.
6.38% due 02/15/29[2,6]	3,112,000	2,979,740
Carriage Services, Inc.
4.25% due 05/15/29[2,6]	3,150,000	2,972,655
CPI CG, Inc.
8.63% due 03/15/26[2,6]	3,000,000	2,852,820
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[2,6]	3,200,000	2,848,000
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2,6]	2,675,000	2,673,288
TreeHouse Foods, Inc.
4.00% due 09/01/28[2]	2,000,000	1,825,000
Post Holdings, Inc.
5.50% due 12/15/29[2,6]	1,700,000	1,714,254
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[6]	1,750,000	1,706,250
Mozart Debt Merger Sub, Inc.
5.25% due 10/01/29[6]	1,750,000	1,671,250
Castor S.p.A.
5.25% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,6	EUR 1,400,000	1,558,609
WW International, Inc.
4.50% due 04/15/29[2,6]	1,750,000	1,469,387
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[6]	1,075,000	1,053,500
HealthEquity, Inc.
4.50% due 10/01/29[6]	75,000	71,389
Total Consumer, Non-cyclical		55,740,237
Financial - 8.7%
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2,6]	5,250,000	4,318,125
United Wholesale Mortgage LLC
5.50% due 04/15/29[2,6]	4,300,000	3,934,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2,6]	3,810,000	3,667,125
Kennedy-Wilson, Inc.
5.00% due 03/01/31[2]	3,500,000	3,396,138
FS KKR Capital Corp.
3.25% due 07/15/27[2]	3,300,000	3,170,244
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[2]	3,250,000	3,050,629
NFP Corp.
6.88% due 08/15/28[2,6]	3,250,000	3,021,687
OneMain Finance Corp.
4.00% due 09/15/30[2]	3,300,000	3,009,749
Iron Mountain, Inc.
5.25% due 07/15/30[2,6]	2,940,000	2,917,171
AmWINS Group, Inc.
4.88% due 06/30/29[2,6]	2,320,000	2,209,800
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	2,110,756	2,008,299
Hunt Companies, Inc.
5.25% due 04/15/29[6]	1,850,000	1,770,797
Home Point Capital, Inc.
5.00% due 02/01/26[6]	2,100,000	1,732,500
HUB International Ltd.
5.63% due 12/01/29[6]	1,750,000	1,662,500
Starwood Property Trust, Inc.
4.38% due 01/15/27[6]	1,700,000	1,649,915
Sherwood Financing plc
4.50% due 11/15/26	EUR 1,500,000	1,605,698
Bank of America Corp.
4.38%[3,7]	1,650,000	1,590,105
Prudential Financial, Inc.
5.13% due 03/01/52[3]	1,550,000	1,571,312
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[6]	1,600,000	1,520,000
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,6]	1,400,000	1,482,306
Ares Finance Company IV LLC
3.65% due 02/01/52[6]	1,650,000	1,437,049
KKR Group Finance Company X LLC
3.25% due 12/15/51[2,6]	1,600,000	1,400,968
USI, Inc.
6.88% due 05/01/25[6]	1,300,000	1,305,473
PHM Group Holding Oy
4.75% due 06/18/26[6]	EUR 1,000,000	1,111,834
Ryan Specialty Group LLC
4.38% due 02/01/30[6]	450,000	432,923
Total Financial		54,976,847
Communications - 7.7%
Altice France S.A.
5.13% due 01/15/29[2,6]	5,260,000	4,773,450
5.13% due 07/15/29[2,6]	2,000,000	1,810,000
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,6]	6,500,000	6,093,750
Level 3 Financing, Inc.
3.75% due 07/15/29[2,6]	6,100,000	5,440,712
British Telecommunications plc
4.88% due 11/23/81[3,6]	5,000,000	4,800,000
Vodafone Group plc
5.13% due 06/04/81[3]	4,750,000	4,239,375
Ziggo Bond Company BV
5.13% due 02/28/30[2,6]	4,361,000	4,066,632
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2,6]	1,800,000	1,708,470
8.00% due 08/01/29[6]	1,700,000	1,556,418
Zayo Group Holdings, Inc.
4.00% due 03/01/27[2,6]	3,250,000	3,089,775
Vmed O2 UK Financing I plc
4.25% due 01/31/31[2,6]	3,250,000	2,990,000

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 45.4% (continued)
Communications - 7.7% (continued)

LCPR Senior Secured Financing DAC
6.75% due 10/15/27[6]	1,750,000	$ 1,808,144
5.13% due 07/15/29[6]	445,000	427,645
Cengage Learning, Inc.
9.50% due 06/15/24[6]	1,600,000	1,602,736
Rogers Communications, Inc.
5.25% due 03/15/82[3,6]	1,600,000	1,602,129
Ciena Corp.
4.00% due 01/31/30[6]	850,000	837,097
UPC Broadband Finco BV
4.88% due 07/15/31[6]	750,000	716,250
VZ Secured Financing BV
5.00% due 01/15/32[6]	500,000	473,750
CSC Holdings LLC
4.50% due 11/15/31[6]	300,000	273,000
Total Communications		48,309,333
Consumer, Cyclical - 4.6%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[2,6]	4,500,000	4,156,875
Station Casinos LLC
4.63% due 12/01/31[2,6]	3,250,000	3,063,125
Penn National Gaming, Inc.
4.13% due 07/01/29[2,6]	3,250,000	3,006,250
Ritchie Bros Holdings, Inc.
4.75% due 12/15/31[6]	2,185,000	2,170,973
Air Canada
4.63% due 08/15/29[6]	CAD 2,750,000	2,118,414
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[2,6]	2,200,000	2,090,000
Aramark Services, Inc.
5.00% due 02/01/28[2,6]	2,000,000	2,003,570
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[6]	1,600,000	1,589,168
Steelcase, Inc.
5.13% due 01/18/29[2]	1,450,000	1,582,802
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[6]	1,650,000	1,579,875
Boyne USA, Inc.
4.75% due 05/15/29[6]	1,600,000	1,572,000
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,543,156
Wabash National Corp.
4.50% due 10/15/28[6]	1,500,000	1,422,675
Ritchie Bros Holdings Ltd.
4.95% due 12/15/29[6]	CAD 1,500,000	1,159,937
Wolverine World Wide, Inc.
4.00% due 08/15/29[6]	200,000	184,500
Total Consumer, Cyclical		29,243,320
Energy - 4.3%
NuStar Logistics, LP
6.38% due 10/01/30[2]	6,000,000	6,078,480
Occidental Petroleum Corp.
7.95% due 06/15/39[2]	3,190,000	4,019,400
ITT Holdings LLC
6.50% due 08/01/29[2,6]	3,750,000	3,515,625
Valero Energy Corp.
4.00% due 06/01/52[2]	3,350,000	3,196,180
CVR Energy, Inc.
5.75% due 02/15/28[2,6]	3,300,000	3,110,250
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[2]	2,400,000	2,418,000
6.88% due 01/15/29	675,000	685,267
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,750,000	1,697,500
PDC Energy, Inc.
5.75% due 05/15/26	1,252,000	1,270,780
BP Capital Markets plc
4.88%[3,7]	500,000	495,550
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25	150,000	150,937
5.63% due 05/01/27[6]	125,000	124,063
Total Energy		26,762,032
Industrial - 3.8%
Standard Industries, Inc.
4.38% due 07/15/30[2,6]	2,400,000	2,272,272
3.38% due 01/15/31[6]	1,000,000	885,000
GrafTech Finance, Inc.
4.63% due 12/15/28[6]	3,200,000	3,109,600
PGT Innovations, Inc.
4.38% due 10/01/29[2,6]	3,295,000	3,096,707
TK Elevator US Newco, Inc.
5.25% due 07/15/27[2,6]	2,630,000	2,603,700
Harsco Corp.
5.75% due 07/31/27[2,6]	2,625,000	2,585,625
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[2,6]	2,600,000	2,478,996
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC/Reynolds Gro
4.00% due 10/15/27[2,6]	2,150,000	1,993,749
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[6]	1,500,000	1,548,750
5.25% due 07/15/28[6]	450,000	437,625
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	1,777,000	1,708,994
Mauser Packaging Solutions Holding Co.
5.50% due 04/15/24[6]	800,000	796,000
Waste Pro USA, Inc.
5.50% due 02/15/26[6]	100,000	94,300
Total Industrial		23,611,318
Basic Materials - 3.3%
EverArc Escrow SARL
5.00% due 10/30/29[2,6]	4,250,000	3,931,250
Kaiser Aluminum Corp.
4.50% due 06/01/31[2,6]	4,350,000	3,917,697
Diamond BC BV
4.63% due 10/01/29[2,6]	3,250,000	2,958,182
Ingevity Corp.
3.88% due 11/01/28[2,6]	2,900,000	2,733,105

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 45.4% (continued)
Basic Materials - 3.3% (continued)
Compass Minerals International, Inc.
6.75% due 12/01/27[2,6]	1,943,000	$ 2,017,517
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[6]	1,850,000	1,957,189
Clearwater Paper Corp.
4.75% due 08/15/28[6]	1,609,000	1,512,460
Anglo American Capital plc
5.63% due 04/01/30[6]	1,050,000	1,185,794
Valvoline, Inc.
4.25% due 02/15/30[6]	400,000	378,782
Carpenter Technology Corp.
6.38% due 07/15/28	200,000	201,750
Total Basic Materials		20,793,726
Utilities - 2.2%
Midcap Funding XLVI Trust
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.61%) due 11/22/23◊,†††	13,000,000	13,003,510
Terraform Global Operating LLC
6.13% due 03/01/26[6]	1,150,000	1,147,125
Total Utilities		14,150,635
Technology - 2.0%
Dun & Bradstreet Corp.
5.00% due 12/15/29[2,6]	3,300,000	3,168,000
NCR Corp.
5.25% due 10/01/30[2,6]	3,250,000	3,149,640
Minerva Merger Sub, Inc.
6.50% due 02/15/30[6]	3,200,000	3,080,704
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31[2]	1,900,000	1,845,660
Boxer Parent Company, Inc.
7.13% due 10/02/25[6]	1,000,000	1,035,000
Total Technology		12,279,004
Total Corporate Bonds
(Cost $297,846,934)		285,866,452
SENIOR FLOATING RATE INTERESTS††,◊ - 26.5%
Consumer, Non-cyclical - 8.5%
Gibson Brands, Inc.
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††	5,750,000	5,692,500
LaserAway Intermediate Holdings II LLC
6.50% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27†††	5,750,000	5,692,500
Sierra Acquisition, Inc.
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24†††	5,735,104	5,534,375
National Mentor Holdings, Inc.
4.50% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	5,489,101	5,371,689
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	3,974,684	3,927,504
Kronos Acquisition Holdings, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/22/26	3,300,000	3,279,375
Sharp Midco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/31/28†††	3,300,000	3,275,250
Florida Food Products LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28	3,250,000	3,168,750
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	2,992,481	2,977,519
Triton Water Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	2,992,482	2,915,994
Southern Veterinary Partners LLC
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	2,149,370	2,139,977
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28	1,946,867	1,932,266
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	1,986,043	1,921,496
Mission Veterinary Partners
4.75% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	1,695,750	1,683,032
Pimente Investissement S.A.S.
4.25% (2 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/01/28	EUR 1,350,000	1,500,113
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,495,811	1,485,999
Grifols Worldwide Operations USA, Inc.
2.21% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.11%) due 11/15/27	300,000	292,977
Elanco Animal Health, Inc.
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	294,901	288,083

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.5% (continued)
Consumer, Non-cyclical - 8.5% (continued)
Bombardier Recreational Products, Inc.
2.21% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	274,300	$ 269,157
Total Consumer, Non-cyclical		53,348,556
Consumer, Cyclical - 6.6%
Pacific Bells, LLC
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28	4,948,454	4,908,272
Secretariat Advisors LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/29/28†††	3,800,000	3,790,500
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	3,292,965	3,268,268
BRE/Everbright M6 Borrower LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26	2,992,500	2,980,021
CCRR Parent, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	2,992,462	2,973,759
Seren BidCo AB
due 11/16/28†††	3,000,000	2,973,750
Arcis Golf LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 11/24/28	2,900,271	2,891,223
NFM & J LLC
6.75% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/23/27†††	2,807,112	2,777,699
Cordobes Holdco SL
due 01/28/29	EUR 2,400,000	2,673,597
Breitling Financing SARL
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/25/28	EUR 2,000,000	2,220,976
IBC Capital Ltd.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,994,819	1,969,524
SP PF Buyer LLC
4.71% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	1,994,872	1,909,252
FR Refuel LLC
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	1,766,667	1,749,000
Fertitta Entertainment LLC
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/12/29	1,700,000	1,690,922
Freshworld Holding IV GmbH
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/26	EUR 1,250,000	1,376,725
WIRB - Copernicus Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	1,097,215	1,091,049
Total Consumer, Cyclical		41,244,537
Industrial - 6.5%
Pelican Products, Inc.
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 11/16/28	5,750,000	5,663,750
American Bath Group LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	5,735,931	5,622,245
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	4,667,595	4,661,760
Arcline FM Holdings LLC
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	4,488,750	4,457,912
Protective Industrial Products, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	3,820,607	3,782,401
Merlin Buyer, Inc.
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/10/28†††	3,300,000	3,267,000
ASP Dream Acquisiton Co. LLC
5.15% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/09/28†††	3,250,000	3,201,250
Rinchem Company LLC
due 02/04/29†††	3,200,000	3,188,000
Icebox Holdco III, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/14/28	2,651,429	2,627,115
TSG Solutions Holding
due 02/01/29	EUR 2,000,000	2,220,976
Saverglass
due 02/04/29	EUR 1,500,000	1,674,145
Armor Holdco, Inc.
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 12/11/28	400,000	397,668
LTI Holdings, Inc.
4.96% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26†††	250,000	248,750
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	199,499	198,002
Total Industrial		41,210,974
Technology - 1.7%
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	5,730,015	5,642,002

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.5% (continued)
Technology - 1.7% (continued)
VT TopCo, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25†††	2,716,596	$ 2,699,617
Precise Midco BV
4.00% (2 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/13/26	EUR 1,500,000	1,667,415
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	398,997	396,671
Total Technology		10,405,705
Financial - 1.4%
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	3,291,750	3,266,239
Jones Deslauriers Insurance Management, Inc.
8.24% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD 2,100,000	1,648,768
5.00% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD 2,094,740	1,607,448
Aretec Group, Inc.
4.46% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,733,875	1,726,298
Claros Mortgage Trust, Inc.
5.00% (1 Month USD Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/10/26	350,000	348,250
Eisner Advisory Group
6.00% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28	199,500	198,502
Teneo Holdings LLC
due 07/11/25	200,000	197,950
Total Financial		8,993,455
Communications - 0.7%
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	4,000,000	3,990,000
McGraw Hill LLC
5.25% ((1 Month USD LIBOR + 4.75%) and (3 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	400,000	396,000
Total Communications		4,386,000
Utilities - 0.6%
Hamilton Projects Acquiror LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	3,890,127	3,854,882
Basic Materials - 0.5%
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,491,206	3,369,014
Total Senior Floating Rate Interests
(Cost $168,021,866)		166,813,123
ASSET-BACKED SECURITIES†† - 10.2%
Collateralized Loan Obligations - 5.3%
CIFC Funding Ltd.
2021-4RA, 7.00% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/17/35◊,6	9,000,000	8,685,282
Madison Park Funding LIII Ltd.
2022-53A, due 04/21/35[6,10]	7,500,000	7,564,275
Boyce Park CLO Ltd.
2022-1A, due 04/21/35†††,6,10	4,000,000	4,020,280
ABPCI Direct Lending Fund IX LLC
2021-9A, 2.77% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,6	3,500,000	3,499,962
Palmer Square Loan Funding Ltd.
2022-1A, 5.48% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,6	3,500,000	3,482,500
ACRES Commercial Realty Ltd.
2021-FL2, 3.22% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,6	3,250,000	3,231,535
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A, due 04/14/35[6,10]	1,750,000	1,741,250
Carlyle US CLO Ltd.
2022-4A, 6.87% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,6	1,000,000	1,001,260
Total Collateralized Loan Obligations		33,226,344
Transport-Aircraft - 2.3%
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	3,940,125	3,847,943
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	3,865,621	3,384,628
AASET Trust
2019-1, 3.84% due 05/15/39[6]	1,524,563	1,346,242
2021-1A, 2.95% due 11/16/41[6]	1,207,373	1,139,564
2021-2A, 3.54% due 01/15/47[6]	693,350	670,268
Start Ltd.
2018-1, 5.32% due 05/15/43[6]	1,610,750	1,319,551
2018-1, 4.09% due 05/15/43[6]	873,986	848,823

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 10.2% (continued)
Transport-Aircraft - 2.3% (continued)
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,8]	1,592,019	$ 1,579,072
START Ireland
2019-1, 4.09% due 03/15/44[6]	319,765	316,636
Total Transport-Aircraft		14,452,727
Infrastructure - 2.0%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[6]	7,700,000	7,349,756
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[6]	5,000,000	5,013,150
Total Infrastructure		12,362,906
Financial - 0.5%
Thunderbird A
due 03/01/37[10]	1,275,000	1,290,466
Lightning A
due 03/01/37[10]	1,275,000	1,290,466
Thunderbird B
due 03/01/37[10]	165,000	167,134
Lightning B
due 03/01/37[10]	165,000	167,133
Total Financial		2,915,199
Net Lease - 0.1%
CARS-DB4, LP
2020-1A, 4.52% due 02/15/50[6]	1,000,000	1,005,202
Total Asset-Backed Securities
(Cost $64,598,933)		63,962,378
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
0.19% due 04/19/22[9,11]	2,500,000	2,499,494
Total U.S. Treasury Bills
(Cost $2,499,292)		2,499,494
FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,616,122
Total Foreign Government Debt
(Cost $1,689,385)		1,616,122
Total Investments - 139.5%
(Cost $915,278,326)		$ 879,038,848
	Contracts
OTC OPTIONS WRITTEN†† - (1.0)%
Call Options on:
Morgan Stanley Capital Services LLC S&P 500 Index Expiring March 2022 with strike price of $4,255.00 (Notional Value $41,115,036)	94	(1,668,970)
Morgan Stanley Capital Services LLC NASDAQ-100 Index Expiring March 2022 with strike price of $13,625.00 (Notional Value $41,289,649)	29	(2,311,155)
Morgan Stanley Capital Services LLC Russell 2000 Index Expiring March 2022 with strike price of $1,960.00 (Notional Value $41,781,016)	204	(2,384,760)
Total OTC Options Written
(Premiums received $3,599,215)		(6,364,885)
Other Assets & Liabilities, net - (38.5)%		(242,544,319)
Total Net Assets - 100.0%		$ 630,129,644

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	$30,000,000	$1,677,000	$2,333,103	$(656,103)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	8,290,000	9,469,588 USD	03/16/22	$164,638
UBS AG	EUR	Sell	2,595,000	2,939,747 USD	03/16/22	27,041
UBS AG	GBP	Sell	1,172,000	1,590,069 USD	03/16/22	17,683
Citibank, N.A.	GBP	Sell	49,000	66,771 USD	03/16/22	1,031
Citibank, N.A.	CAD	Buy	98,000	76,920 USD	03/16/22	415
Barclays Bank plc	CAD	Buy	70,000	55,150 USD	03/16/22	89
Citibank, N.A.	GBP	Buy	50,000	67,910 USD	03/16/22	(828)
Goldman Sachs International	CAD	Sell	8,473,000	6,681,566 USD	03/16/22	(4,757)
						$205,312

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at February 28, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2022, the total value of segregated securities was $319,491,087.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Affiliated issuer.
5	Rate indicated is the 7-day yield as of February 28, 2022.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $280,063,606 (cost $290,231,051), or 44.4% of total net assets.
7	Perpetual maturity.
8	Security is a step down bond with a 3.97% coupon rate until November 14, 2026. Future rate will be 2.00% commencing on November 15, 2026.
9	Rate indicated is the effective yield at the time of purchase.
10	Security is unsettled at period end and does not have a stated effective rate.
11	All or a portion of this security is pledged as credit default swap collateral at February 28, 2022.

CAD — Canadian Dollar
CDX.NA.HY.37.V1 — Credit Default Swap North American High Yield Series 37 Index Version 1
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2022 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 210,704,414	$ —	$ —	$ 210,704,414
Preferred Stocks	—	38,408,331	—	38,408,331
Exchange-Traded Funds	83,315,998	—	—	83,315,998
Mutual Funds	6,548,697	—	—	6,548,697
Closed-End Funds	12,812,784	—	—	12,812,784
Money Market Funds	6,491,055	—	—	6,491,055
Corporate Bonds	—	272,862,942	13,003,510	285,866,452
Senior Floating Rate Interests	—	122,722,932	44,090,191	166,813,123
Asset-Backed Securities	—	59,942,098	4,020,280	63,962,378
U.S. Treasury Bills	—	2,499,494	—	2,499,494
Foreign Government Debt	—	1,616,122	—	1,616,122
Forward Foreign Currency Exchange Contracts**	—	210,897	—	210,897
Total Assets	$ 319,872,948	$ 498,262,816	$ 61,113,981	$ 879,249,745

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ —	$ 6,364,885	$ —	$ 6,364,885
Credit Default Swap Agreements**	—	656,103	—	656,103
Forward Foreign Currency Exchange Contracts**	—	5,585	—	5,585
Unfunded Loan Commitments (Note 6)	—	—	24,996	24,996
Total Liabilities	$ —	$ 7,026,573	$ 24,996	$ 7,051,569

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $144,459,151 are categorized as Level 2 within the disclosure hierarchy — See Note 3.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 4,020,280	Option adjusted spread off third party pricing	Trade Price	—	—
Corporate Bonds	13,003,510	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	41,312,492	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,777,699	Yield Analysis	Yield	7.0%	—
Total Assets	$ 61,113,981
Liabilities:
Unfunded Loan Commitments	$ 24,996	Model Price	Purchase Price	—	—

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2022:

	Assets				Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ -	$ -	$ -	$ -	$ -
Purchases/(Receipts)	4,000,000	13,000,000	44,449,166	61,449,166	(16,352)
(Sales, maturities and paydowns)/Fundings	-	-	(21,706)	(21,706)	1,606
Amortization of premiums/discounts	-	-	4,830	4,830	4,724
Total realized gains (losses) included in earnings	-	-	-	-	(849)
Total change in unrealized appreciation (depreciation) included in earnings	20,280	3,510	(342,099)	(318,309)	(14,125)
Ending Balance	$ 4,020,280	$ 13,003,510	$ 44,090,191	$ 61,113,981	$ (24,996)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2022	$ 20,280	$ 3,510	$ (342,099)	$ (318,309)	$ (14,125)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 28, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 11/23/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/22	Shares 02/28/22	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Risk Managed Real Estate Fund — Institutional Class	$–	$6,865,172	$–	$–	$(316,475)	$6,548,697	175,662	$25,611	$289,561

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Note 1 – Organization

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021, and commenced investment operations on November 23, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual shareholder report.

Note 2 – Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The values of swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Note 3 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund  uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Note 5 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 912,196,486	$ 8,497,692	$ (48,471,006)	$ (39,973,314)

Note 6 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 28, 2022, were as follows:

Borrower	Maturity Date	Face Amount	Value
Boyd Corp.	07/24/2026	$250,000	$1,250
CapStone Acquisition Holdings, Inc.	11/12/2027	487,552	609
Facilities Group	11/23/2027	942,888	9,880
FR Refuel LLC	11/08/2028	233,333	2,333
DiversiTech Holdings	12/14/2028	548,571	5,030
Lightning A	03/01/2037	7,225,000	—
Lightning B	03/01/2037	935,000	—
National Mentor Holdings, Inc.	03/02/2028	248,184	996
Pacific Bells, LLC	11/10/2028	51,546	419
Secretariat Advisors LLC	12/29/2028	600,000	1,500
Thunderbird A	03/01/2037	7,225,000	—
Thunderbird B	03/01/2037	935,000	—
VT TopCo, Inc.	08/01/2025	476,596	2,979
		$20,158,670	$24,996

Note 7 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund's investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Other Information (Unaudited)	February 28, 2022

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.